UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2024
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Quality Municipal Income Fund
NAD
Nuveen AMT-Free Quality Municipal Income Fund
NEA

Table
of Contents
Important Notices 3
Fund Leverage 4
Common Share Information 5
About the Funds’ Benchmarks 7
Performance Overview and Holding Summaries 10
Portfolios of Investments 12
Statement of Assets and Liabilities 115
Statement of Operations 116
Statement of Changes in Net Assets 117
Statement of Cash Flows 118
Financial Highlights 120
Notes to Financial Statements 123
Risk Considerations 136
Additional Fund Information 137
Glossary of Terms Used in this Report 138
Annual Investment Management Agreement Approval Process 139

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com .
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Portfolio Manager Updates
Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Funds.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage significantly contributed to relative performance during the reporting period.
As of April 30, 2024, the Funds’ percentages of leverage are as shown in the accompanying table.
THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2024, the following Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NAD NEA
Effective Leverage
*
40.55% 39.72%
Regulatory Leverage
*
36.68% 38.23%
*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate Preferred*
Variable Rate Remarketed
Preferred**
Fund
Shares Issued at
Liquidation Preference
Shares Issued at
Liquidation Preference Total
NAD $1,233,300,000 $     504,300,000 $1,737,600,000
NEA*** $  568,000,000 $   1,728,300,000 $2,296,300,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares
AMTP, iMTP , MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.
*** Amounts do not include preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of April 30, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund sought to pay regular monthly dividends out of its net investment income at a rate that reflected its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund paid dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund reported a negative undistributed net ordinary income.
Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If a distribution includes anything other than net investment income, the Fund provides a notice of the best estimate of its distribution sources at the time of the distribution which may be viewed at www.nuveen.com/CEFdistributions. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any their common shares outstanding.
As of April 30, 2024, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAD NEA
November $0.0440 $0.0425
December 0.0440 0.0425
January 0.0440 0.0425
February 0.0440 0.0425
March 0.0520 0.0505
April 0.0520 0.0505
Total Distributions from Net Investment Income $0.2800 $0.2710
Yields
NAD NEA
Market Yield
1
5.71% 5.70%
Taxable-Equivalent Yield
1
9.64% 9.60%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(continued)

OTHER COMMON SHARE INFORMATION
As of April 30, 2024, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NAD NEA
Common shares cumulatively repurchased and retired 17,900 120,000
Common shares authorized for repurchase 23,340,000 29,895,000
NAD NEA
Common share NAV $12.85 $12.41
Common share price $10.93 $10.64
Premium/(Discount) to NAV (14.94)% (14.26)%
Average premium/(discount) to NAV (14.43)% (14.27)%

About the Funds’ Benchmarks

S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index
: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index
: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries April 30, 2024
NAD
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
a
*For purposes of Fund performance, relative results are measured against the NAD Blended Benchmark. Effective Sep-
tember 12, 2016, the Fund’s Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and
2) 20% S&P Municipal Bond High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond
Index through September 11, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAD at Common Share NAV 5/26/99 13.55% 1.96% 0.75% 3.13%
NAD at Common Share Price 5/26/99 14.23% (0.21)% 0.36% 2.89%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%
NAD Blended Benchmark — 7.76% 2.93% 1.61% 2.65%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 165 .9%
Investment Companies 0 .0%
Short-Term Municipal Bonds 0 .5%
Other Assets & Liabilities, Net 1.7%
Floating Rate Obligations (10.3)%
AMTP Shares, Net ( 24 .2 ) %
MFP Shares, Net ( 16 .8 ) %
VRDP Shares, Net ( 16 .8 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.7%
AAA 2.3%
AA 27.1%
A 37.4%
BBB 14.9%
BB or Lower 5.2%
N/R (not rated) 6.4%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 27.9%
Health Care 18.9%
Tax Obligation/Limited 16.1%
Tax Obligation/General 10.2%
Utilities 9.7%
U.S. Guaranteed 5.5%
Education and Civic
Organizations 4.7%
Other 7.0%
Investment Companies 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 9.4%
Illinois 8.7%
Colorado 8.4%
California 7.0%
New York 6.5%
Florida 6.3%
Maryland 5.0%
Pennsylvania 4.1%
New Jersey 3.2%
South Carolina 3.0%
Missouri 3.0%
Wisconsin 2.3%
Ohio 2.2%
Michigan 2.1%
Louisiana 2.0%
Washington 2.0%
Minnesota 1.9%
Georgia 1.7%
Arizona 1.6%
District of Columbia 1.6%
Other 18.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen AMT-Free Quality Municipal Income
Fund
Performance Overview and Holding Summaries April 30, 2024
NEA
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the NEA Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 80% S&P Municipal Bond Investment Grade Index and 2) 20% S&P Municipal Bond
High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through September
11, 2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NEA at Common Share NAV 11/21/02 13.49% 1.32% 0.45% 3.10%
NEA at Common Share Price 11/21/02 15.18% 0.20% 0.14% 2.84%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%
NEA Blended Benchmark — 7.76% 2.93% 1.61% 2.65%

Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 163 .0%
Short-Term Municipal Bonds 1 .1%
Other Assets & Liabilities, Net 1.4%
Floating Rate Obligations (3.8)%
AMTP Shares, Net ( 4 .7 ) %
MFP Shares, Net ( 25 .9 ) %
VRDP Shares, Net ( 31 .1 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.6%
AAA 2.8%
AA 35.4%
A 36.3%
BBB 11.0%
BB or Lower 3.7%
N/R (not rated) 7.2%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 22.7%
Tax Obligation/Limited 18.9%
Transportation 13.9%
Tax Obligation/General 13.0%
Utilities 12.2%
Education and Civic
Organizations 7.3%
U.S. Guaranteed 5.9%
Other 6.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 10.1%
Colorado 8.9%
Texas 7.3%
New York 6.9%
Michigan 6.3%
New Jersey 4.6%
Florida 4.6%
Pennsylvania 3.6%
Missouri 3.5%
Minnesota 3.4%
California 3.3%
Georgia 2.9%
Wisconsin 2.6%
Ohio 2.5%
South Carolina 2.3%
Washington 2.2%
North Carolina 2.1%
District of Columbia 2.1%
Indiana 1.8%
Oregon 1.7%
Other 17.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Quality Municipal Income Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.9%  (99.7% of Total Investments)
X –
MUNICIPAL BONDS - 165.9% (99.7% of Total Investments) X 4,976,168,320
Alabama - 1.9% (1.2% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 $ 5,051,622
Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A
:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 5,127,184
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 5,591,210
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 5,678,781
3,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 3,205,601
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,629,456
2,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 2,377,881
2,500 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/53
12/33 at 100.00 2,712,926
7,590 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 8,015,061
5,000 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32), (UB)
1/32 at 100.22 5,283,180
6,665 (c) Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32), (UB)
2/32 at 100.17 6,949,490
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,059,200
4,165 (d) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 4,174,054
Total Alabama 57,855,646
Alaska - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
3,400 5.000%, 1/01/25, (AMT) No Opt. Call 3,406,005
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 1,006,336
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 1,082,618
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 302,219
Total Alaska 5,797,178
Arizona - 2.7% (1.6% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 3,704,437
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 2,516,498
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 976,187

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 $ 2,003,147
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 11,839,467
6,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 6,611,328
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 16,203,251
7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 8,544,954
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds,
Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 999,308
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
500 5.500%, 12/01/29 No Opt. Call 530,322
24,765 5.000%, 12/01/37 No Opt. Call 26,340,275
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 - BAM
Insured
6/24 at 100.00 1,100,260
Total Arizona 81,369,434
Arkansas - 0.6% (0.4% of Total Investments)
5,020 (d) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 5,083,844
6,550 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 6,736,178
4,000 (d) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 3,916,842
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
5/24 at 100.00 2,017,528
Total Arkansas 17,754,392
California - 11.7% (7.0% of Total Investments)
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
2,665 5.000%, 10/01/52 - AGM Insured 10/32 at 100.00 2,833,965
3,500 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 1,854,018
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call 2,637,627
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call 6,207,973
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call 1,863,611
105 (e) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 71,874
95 0.000%, 9/01/35 - AGM Insured No Opt. Call 63,807
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call 705,824
Byron Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2007B
:
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call 1,035,642
235 (e) 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call 179,659

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 60 (e) 0.000%, 8/01/32, (ETM) No Opt. Call $ 45,870
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call 2,827,670
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call 3,208,278
4,495 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 4,785,453
10,000 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 10,579,506
6,000 (d) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 4,961,844
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B
:
10,000 5.000%, 11/15/46 11/26 at 100.00 10,148,808
2,855 (e) 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 2,979,276
16,665 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 17,077,884
2,275 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 2,201,197
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 4,918,501
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 3,259,462
2,930 (d) California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/52
6/26 at 100.00 2,667,119
3,410 (d) California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not Academy Obligated Group, Series 2021A,
4.000%, 6/01/51
6/27 at 100.00 2,509,741
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
500 5.250%, 12/01/44 12/24 at 100.00 501,444
3,550 5.500%, 12/01/54 12/24 at 100.00 3,561,031
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,000 (d) 5.000%, 12/01/46 6/26 at 100.00 1,001,953
17,715 (d) 5.250%, 12/01/56 6/26 at 100.00 17,799,864
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
28 (f),(g) 5.750%, 7/01/30 1/22 at 100.00 28,030
77 (f),(g) 5.500%, 7/01/39 1/22 at 100.00 76,763
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call 4,528,582
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC Insured
No Opt. Call 804,938
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 740,842
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call 2,884,968

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call $ 2,473,477
9,930 (e) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 10,113,162
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A
:
1,455 (e) 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call 1,450,177
3,500 (e) 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call 3,252,939
1,260 Huntington Beach Union High School District, Orange County, California,
Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35
- AGM Insured
No Opt. Call 831,349
5,240 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/30 - AGM Insured
No Opt. Call 4,270,014
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,894,252
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call 4,911,260
1,045 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 815,116
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 9,180,232
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 13,300,853
40 (e) 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 43,923
6,215 (e) Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 6,248,127
5,955 (h) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 5,706,005
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 3,321,385
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 2,746,761
3,605 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 3,660,259
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42
- AGM Insured
No Opt. Call 2,200,414
6,000 (e) Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC Insured,
(ETM)
No Opt. Call 4,242,574
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 966,971
5,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 7.350%, 8/01/41 - AGM
Insured
8/36 at 100.00 5,822,350

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/25 - NPFG Insured
No Opt. Call $ 4,793,448
4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call 2,507,326
10,990 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 11,364,833
10,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 10,372,143
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/41,
(AMT)
5/26 at 100.00 4,987,178
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 10,160,601
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E
:
11,000 5.000%, 5/01/45, (AMT) 5/29 at 100.00 11,264,782
12,285 5.000%, 5/01/50, (AMT) 5/29 at 100.00 12,501,404
735 (d) San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A, 5.000%, 9/01/43
9/30 at 103.00 704,870
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,013,261
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
15,350 (e) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 15,519,777
25,840 (e) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 26,125,801
San Jose, California, Airport Revenue Bonds, Refunding Series 2017A
:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 5,068,315
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 5,027,967
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 - AGM
Insured
No Opt. Call 7,245,402
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 2,524,929
2,460 Santee School District, San Diego County, California, General Obligation
Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%,
8/01/33 - AGC Insured
No Opt. Call 1,800,321
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call 919,828
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call 772,204
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 2,229,906
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,121,245
Total California 351,030,165

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 13.6% (8.2% of Total Investments)
$ 2,325 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 $ 2,153,347
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 3,565,661
3,000 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 3,046,547
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022, 4.000%,
12/01/48
12/32 at 100.00 1,918,555
4,195 (e) Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34,
(Pre-refunded 12/15/26)
12/26 at 100.00 4,280,188
5,500 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/47
6/32 at 100.00 5,853,786
1,627 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29
5/24 at 102.00 1,608,569
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 1,369,438
2,165 Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A, 5.500%, 12/01/54 - AGM Insured
12/34 at 100.00 2,410,714
6,314 Colorado Crossing Metropolitan District 2, Colorado Springs, California,
General Obligation Bonds, Limited Tax Refunding Series 2020A-1,
5.000%, 12/01/47
12/25 at 103.00 5,934,853
1,500 Colorado Crossing Metropolitan District 2, Colorado Springs, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2020A-1,
5.000%, 12/01/50
12/25 at 103.00 1,387,199
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
5/24 at 100.00 2,949,188
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 1,352,039
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/44
5/24 at 100.00 493,030
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 1,003,173
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 2,971,289
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 545,798
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A
:
1,200 4.000%, 3/01/36 3/27 at 100.00 1,209,743
1,600 4.000%, 3/01/37 3/27 at 100.00 1,605,501
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 5,340,973
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
17,905 4.000%, 11/15/46 11/31 at 100.00 17,102,168

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 11,090 4.000%, 11/15/50 11/31 at 100.00 $ 10,378,109
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
5/24 at 102.00 4,601,140
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 5.000%, 8/01/44 8/29 at 100.00 5,140,330
15,395 4.000%, 8/01/49 8/29 at 100.00 14,002,875
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
2,725 5.500%, 11/01/47 11/32 at 100.00 2,969,414
2,300 5.250%, 11/01/52 11/32 at 100.00 2,428,586
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
2,670 (e) 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 2,706,171
6,425 (e) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 6,512,041
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,369,876
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 5,255,250
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 3,477,377
4,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 4,714,823
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 3,337,626
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,101,064
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017C
:
950 (e) 5.000%, 3/01/43, (Pre-refunded 3/01/28) - BAM Insured 3/28 at 100.00 1,016,133
710 5.000%, 3/01/43 - BAM Insured 3/28 at 100.00 738,771
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 2,307,249
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 3,292,337
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 3,956,383
3,000 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 3,006,634
7,250 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 7,499,939
8,250 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/53, (AMT)
11/32 at 100.00 8,894,459
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,673,466
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 3,108,642
5,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 5,138,923

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
$ 17,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 $ 17,360,352
11,750 (c) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 11,883,419
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 9,253,439
4,095 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 4,149,474
2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
5/24 at 100.00 2,003,549
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
5,130 5.000%, 12/01/30 12/26 at 100.00 5,246,030
3,900 5.000%, 12/01/36 12/26 at 100.00 3,959,346
3,000 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.625%, 12/01/48
5/24 at 103.00 2,918,128
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A
:
385 0.000%, 9/01/35 No Opt. Call 252,061
150 0.000%, 9/01/37 No Opt. Call 87,950
75 0.000%, 9/01/38 No Opt. Call 41,302
20 0.000%, 9/01/39 No Opt. Call 10,343
110 0.000%, 9/01/41 No Opt. Call 50,883
18,380 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call 17,484,510
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call 864,587
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call 1,734,449
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call 19,206,394
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call 17,152,841
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call 70,569
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 6,192,254
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call 329,937
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call 37,553,244
2,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 2,104,990
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 8,329,602
3,550 (d) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 3,496,994
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 1,929,448
3,935 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 3,586,514
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 2,472,380

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 $ 1,196,228
1,355 Meadowbrook Crossing Metropolitan District, EL Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020A, 5.250%,
12/01/49
6/25 at 103.00 1,305,260
1,500 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.375%, 12/01/53 - AGM Insured
12/33 at 100.00 1,470,859
1,860 (e) Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,875,213
1,750 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.000%,
12/01/53 - BAM Insured
12/33 at 100.00 1,804,716
Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021
:
9,520 4.000%, 7/01/46 7/31 at 100.00 9,238,946
3,250 4.000%, 7/01/51 7/31 at 100.00 3,042,100
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
1,565 5.000%, 12/01/36 12/26 at 100.00 1,585,764
2,100 5.000%, 12/01/46 12/26 at 100.00 2,080,834
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 7,814,607
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 2,236,485
3,975 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 3,291,922
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 845,425
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 772,045
Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016
:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,087,138
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 1,005,462
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 395,059
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 2,020,758
6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 5,841,193
Total Colorado 407,364,380
Connecticut - 1.4% (0.8% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 1,899,168
850 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45
1/26 at 102.00 710,307

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut (continued)
$ 5,355 (c) Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2024A, 4.600%, 11/15/49, (UB)
11/32 at 100.00 $ 5,313,556
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
:
14,775 5.000%, 1/01/34 1/28 at 100.00 15,666,266
6,410 5.000%, 1/01/37 1/28 at 100.00 6,738,314
6,000 5.000%, 1/01/38 1/28 at 100.00 6,279,413
3,730 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/41
2/30 at 100.00 3,985,025
Total Connecticut 40,592,049
Delaware - 0.5% (0.3% of Total Investments)
5,550 Delaware Economic Development Authority Retirement Communities,
Revenue Bonds, ACTS Retirement-Life Communities Series 2023B,
5.250%, 11/15/53
11/30 at 100.00 5,669,854
800 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 764,340
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 7,295,693
Total Delaware 13,729,887
District of Columbia - 2.6% (1.6% of Total Investments)
390 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
5/24 at 100.00 390,643
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/24 at 25.76 7,931,013
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
2,000 4.000%, 10/01/44 10/29 at 100.00 1,897,432
5,000 5.000%, 10/01/47 10/29 at 100.00 5,113,000
7,500 4.000%, 10/01/49 10/29 at 100.00 6,848,374
5,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured
10/31 at 100.00 4,715,316
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 - AGC
Insured
No Opt. Call 1,200,382
5,000 (e) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 5,367,779
15,800 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 16,168,296
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 5,103,818
8,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 8,301,575
11,685 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 12,265,673

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia (continued)
$ 1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 $ 1,051,808
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 1,032,885
Total District of Columbia 77,387,994
Florida - 10.5% (6.3% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
5/24 at 100.00 1,480,324
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
450 5.000%, 9/01/45 5/24 at 100.00 450,067
2,260 5.000%, 9/01/48 5/24 at 100.00 2,260,142
8,280 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/44, (AMT)
10/29 at 100.00 8,467,672
3,250 (d) Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53
6/30 at 100.00 3,357,931
175 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40
9/27 at 100.00 162,412
5,000 (c) Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 5.250%, 8/01/55,
(UB)
2/32 at 100.00 5,169,109
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
3,975 (d) 1.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28), (WI/DD) 5/24 at 100.00 4,104,187
4,200 5.000%, 7/01/41, (AMT), (WI/DD) 7/32 at 100.00 4,307,544
8,800 5.000%, 7/01/44 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 9,162,257
10,100 5.250%, 7/01/47 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 10,650,731
12,710 5.250%, 7/01/53 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 13,254,245
2,100 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 2,177,583
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
5/24 at 104.00 4,975,281
12,090 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 12,113,575
31,985 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 32,563,721
6,020 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 6,039,028
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 5,116,549
2,290 (e) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,300,999
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%,
10/01/44
10/24 at 100.00 10,314,498

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 $ 8,521,363
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 5,036,101
825 (d) Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/54
7/29 at 100.00 736,227
5,075 (e) Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 5,109,101
1,500 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/53 - AGM Insured
10/33 at 100.00 1,576,872
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
5/24 at 100.00 9,819,506
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
7/27 at 100.00 1,630,221
10,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.250%, 3/01/53
3/33 at 100.00 10,803,887
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
5/24 at 100.00 2,930,181
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 8,089,382
10,050 (c) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 10,278,465
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 1,516,128
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 5,272,292
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 5,008,512
3,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 3,015,999
13,385 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 13,636,824
7,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-2, 4.000%, 10/01/49 - AGM Insured
10/31 at 100.00 6,767,167
1,005 (c) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,053,621
1,340 (d) Miami-Dade County, Florida, Special Assessment Revenue Bonds, Ojus
Sanitary Sewer Special Benefit Area, Series 2021, 5.100%, 7/01/51
7/31 at 100.00 1,326,102
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 5,229,475
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 5,663,907
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 3,370,682
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,472,428

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 $ 2,403,561
3,260 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 3,357,663
1,800 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
5/24 at 100.00 1,800,063
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 4,651,114
2,500 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018A, 5.000%, 3/15/42
5/28 at 100.00 2,561,307
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 10,368,655
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,000 5.000%, 8/15/42 8/27 at 100.00 2,030,556
9,770 5.000%, 8/15/47 8/27 at 100.00 9,870,187
705 (d) Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30
5/24 at 100.00 705,457
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.250%, 7/01/44
5/24 at 100.00 1,500,621
7,545 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 7,739,549
180 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/24 at 100.00 174,488
195 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
5/24 at 100.00 2
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Three Project Series 2024,
6.000%, 5/01/55
5/34 at 100.00 983,496
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 6,550,486
Total Florida 315,989,503
Georgia - 2.8% (1.7% of Total Investments)
1,775 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 1,801,116
14,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/52, (AMT)
7/32 at 100.00 14,480,241
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 2,625,828
2,500 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 2,607,844
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 3,241,059
635 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG Insured
No Opt. Call 645,869

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 2,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 $ 1,839,741
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 3,358,297
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
3,285 5.000%, 5/15/43 5/29 at 100.00 3,312,259
22,700 5.000%, 5/15/49 No Opt. Call 23,157,443
9,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 8,739,018
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 3,336,736
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 10,153,488
3,465 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 3,657,615
Total Georgia 82,956,554
Guam - 0.6% (0.3% of Total Investments)
2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 2,022,654
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
:
1,740 5.250%, 6/01/32 5/24 at 100.00 1,724,129
2,915 5.625%, 6/01/47 5/24 at 100.00 2,846,945
1,300 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 1,301,898
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016
:
245 5.000%, 7/01/27 7/26 at 100.00 251,486
1,240 5.000%, 1/01/46 7/26 at 100.00 1,256,452
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A
:
2,000 5.000%, 12/01/33 12/26 at 100.00 2,039,546
2,260 5.000%, 12/01/34 12/26 at 100.00 2,301,456
1,175 5.000%, 12/01/46 12/26 at 100.00 1,121,708
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B
:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 529,121
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 368,197
Guam Power Authority, Revenue Bonds, Series 2014A
:
600 5.000%, 10/01/39 10/24 at 100.00 601,938
575 5.000%, 10/01/44 10/24 at 100.00 575,976
Total Guam 16,941,506
Hawaii - 1.2% (0.7% of Total Investments)
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 4,006,242
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 7,519,888
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 10,194,153
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 6,442,773

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii (continued)
$ 5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35 5/27 at 100.00 $ 5,067,369
3,720 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Green Senior Series 2023, 5.000%, 7/01/48
7/33 at 100.00 3,996,812
Total Hawaii 37,227,237
Idaho - 1.0% (0.6% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 10,085,837
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 11,385,055
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 1,708,895
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 5,168,759
Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A
:
1,155 4.750%, 9/01/26 5/24 at 100.00 1,153,992
310 5.000%, 9/01/32 5/24 at 100.00 310,025
Total Idaho 29,812,563
Illinois - 14.5% (8.7% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 6,242,929
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 9,575,663
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,493,749
11,295 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 12,164,918
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call 9,877,017
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call 6,672,338
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call 3,393,021
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,036,283
8,845 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - NPFG
Insured
No Opt. Call 9,005,099
10,285 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 10,442,142
6,745 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 6,745,500
2,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016F, 4.250%, 1/01/47 - BAM Insured
1/27 at 100.00 1,947,666
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
5,000 (c) 5.250%, 1/01/53, (UB) 1/31 at 100.00 5,192,404
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 5,292,931
8,010 5.500%, 1/01/55 1/32 at 100.00 8,474,650
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call 2,840,022
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call 15,475,522

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 $ 12,165,749
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
4,000 5.000%, 1/01/40 1/29 at 100.00 4,116,654
12,870 5.500%, 1/01/49 1/29 at 100.00 13,280,215
11,575 (c) 5.500%, 1/01/49, (UB) 1/29 at 100.00 11,943,938
6,245 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call 6,605,032
1,300 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%,
11/01/30 - AMBAC Insured
No Opt. Call 1,388,102
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 4,571,419
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A,
5.000%, 11/15/31
11/26 at 100.00 3,098,823
Cook County, Illinois, General Obligation Bonds, Refunding Series 2018
:
500 5.000%, 11/15/34 11/26 at 100.00 513,783
4,550 5.000%, 11/15/35 11/26 at 100.00 4,663,255
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
5,000 4.450%, 11/01/36 11/25 at 102.00 5,108,478
815 4.500%, 11/01/36 11/24 at 100.00 815,824
2,785 5.500%, 11/01/36 5/24 at 100.00 2,788,472
410 (d) Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45
12/25 at 100.00 411,382
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
12,025 (c),(e) 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 12,162,285
1,930 (c) 5.000%, 5/01/45, (UB) 5/25 at 100.00 1,952,034
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 4.000%, 3/01/38
3/26 at 100.00 1,968,535
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 2,578,102
3,300 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 2,892,815
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
4,750 (e) 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 4,765,651
6,000 (e) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 6,019,769
10,000 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 10,057,456
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,812,675
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,970
3,745 5.000%, 8/15/44 8/25 at 100.00 3,763,445
10,000 (c) Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,413,960
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
2,670 (e) 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 2,721,232
330 5.000%, 10/01/46 10/25 at 100.00 330,209

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 15,030 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 $ 16,040,293
1,900 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I
Inc., Series 2001, 5.950%, 2/20/36
5/24 at 100.00 1,901,563
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 1,830,754
450 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/39
12/27 at 100.00 461,512
Illinois State, General Obligation Bonds, February Series 2014
:
5,705 5.250%, 2/01/33 5/24 at 100.00 5,711,286
5,815 5.250%, 2/01/34 5/24 at 100.00 5,821,694
2,000 5.000%, 2/01/39 5/24 at 100.00 2,001,229
Illinois State, General Obligation Bonds, January Series 2016
:
3,500 5.000%, 1/01/29 1/26 at 100.00 3,575,330
8,250 5.000%, 1/01/32 1/26 at 100.00 8,392,574
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 4,297,699
Illinois State, General Obligation Bonds, June Series 2022A
:
2,000 5.500%, 3/01/42 3/32 at 100.00 2,178,443
785 5.500%, 3/01/47 3/32 at 100.00 838,741
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 16,968,609
Illinois State, General Obligation Bonds, May Series 2020
:
1,635 5.500%, 5/01/30 No Opt. Call 1,742,081
5,305 5.500%, 5/01/39 5/30 at 100.00 5,734,270
3,000 5.750%, 5/01/45 5/30 at 100.00 3,226,285
Illinois State, General Obligation Bonds, May Series 2023B
:
4,585 5.250%, 5/01/43 5/32 at 100.00 4,881,751
4,525 5.500%, 5/01/47 5/32 at 100.00 4,838,130
1,500 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/37
11/26 at 100.00 1,521,981
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 3,631,156
8,865 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 9,726,151
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 4,736,132
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A
:
7,770 4.000%, 1/01/42 1/32 at 100.00 7,668,622
10,000 5.000%, 1/01/46 1/32 at 100.00 10,549,514
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 5,388,809
4,100 Lake County School District 112 North Shore, Illinois, General Obligation
Bonds, Series 2022, 4.000%, 12/01/38
12/31 at 100.00 4,174,602
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 1,895,063
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 1,010,841
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 4,836,094

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 10,775 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call $ 10,508,381
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call 3,296,428
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call 689,500
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,726,866
1,210 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call 1,251,649
1,350 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/41 - BAM Insured
4/30 at 100.00 1,268,795
2,495 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured
6/33 at 100.00 2,655,769
2,500 Sangamon County Water Reclamation District, Illinois, General Obligation
Bonds Alternate Revenue Source, Project & Refunding Series 2019A,
4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 2,388,504
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
2,250 5.000%, 3/01/29 3/25 at 100.00 2,270,802
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,511,777
Total Illinois 436,496,798
Indiana - 1.5% (0.9% of Total Investments)
1,480 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 1,346,149
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A
:
3,950 5.000%, 10/01/46 10/33 at 100.00 4,216,287
10,000 (c) 5.000%, 10/01/53, (UB) 10/33 at 100.00 10,511,213
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 7,538,858
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
5/24 at 100.00 4,367,305
Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1
:
2,605 (c) 4.650%, 7/01/49, (UB) 1/33 at 100.00 2,607,248
8,150 (c) 4.750%, 7/01/54, (UB) 1/33 at 100.00 8,159,573
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 1,085,289
3,460 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 5.000%,
3/01/53 - BAM Insured
3/33 at 100.00 3,584,089
1,660 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.000%, 1/01/54
7/34 at 100.00 1,739,095
Total Indiana 45,155,106
Iowa - 0.7% (0.4% of Total Investments)
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
2,550 5.000%, 9/01/41 9/28 at 102.00 2,068,726
2,000 5.000%, 9/01/51 9/28 at 102.00 1,486,573

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/24 at 100.00 $ 1,470,766
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 9,932,937
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 6,373,845
5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 662,964
Total Iowa 21,995,811
Kansas - 0.6% (0.4% of Total Investments)
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A
:
6,770 5.000%, 7/01/43 7/28 at 100.00 6,881,245
7,600 5.000%, 7/01/48 7/28 at 100.00 7,663,158
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A, 5.250%,
9/01/52 - AGM Insured
9/32 at 100.00 3,856,142
Total Kansas 18,400,545
Kentucky - 0.6% (0.3% of Total Investments)
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,790 6.750%, 7/01/43 7/31 at 100.00 5,473,692
3,655 6.875%, 7/01/46 7/31 at 100.00 4,185,231
7,100 (c) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 7,385,255
Total Kentucky 17,044,178
Louisiana - 3.4% (2.0% of Total Investments)
4,055 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
5/24 at 100.00 4,055,909
2,665 (e) East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 2,693,649
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,221,453
1,500 Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series
2018, 4.000%, 4/01/40
4/27 at 100.00 1,505,239
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 4,056,004
7,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 7,086,284
10,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 9,081,055
6,900 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT)
5/24 at 100.00 6,901,406

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 1,265 (e) Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 $ 1,291,925
8,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 8,754,225
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 1,841,475
10,810 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 11,422,982
14,000 (e) Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 14,082,740
13,895 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/45, (AMT)
1/25 at 100.00 13,863,321
5,350 (e) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 5,353,897
1,200 (e) New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 1,208,263
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 5,693,727
Total Louisiana 102,113,554
Maine - 0.4% (0.2% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
3,820 4.000%, 7/01/41 7/26 at 100.00 3,247,754
2,800 4.000%, 7/01/46 7/26 at 100.00 2,233,475
2,935 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 2,998,272
Maine Turnpike Authority, Special Obligation Bonds, Series 2014
:
1,290 5.000%, 7/01/33 7/24 at 100.00 1,291,626
1,020 5.000%, 7/01/34 7/24 at 100.00 1,021,202
Total Maine 10,792,329
Maryland - 8.3% (5.0% of Total Investments)
1,795 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
5/24 at 100.00 1,797,072
1,180 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%,
7/01/32
5/24 at 100.00 1,180,762
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,000 3.625%, 1/01/37 1/26 at 100.00 916,155
2,220 5.000%, 1/01/37 1/26 at 100.00 2,241,003
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 8,603,793
4,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 4,061,682
625 (e) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call 626,016
1,750 (e) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 1,796,263

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 $ 2,509,031
6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 6,128,805
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,455,674
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
525 5.000%, 6/15/30 6/24 at 100.00 525,820
425 5.000%, 6/15/33 6/24 at 100.00 425,657
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A
:
1,270 4.500%, 9/01/33 9/27 at 100.00 1,248,629
240 5.000%, 9/01/38 9/27 at 100.00 238,046
Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016
:
1,895 5.000%, 6/01/36 6/26 at 100.00 1,898,677
250 5.125%, 6/01/43 6/26 at 100.00 244,883
2,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46
6/29 at 100.00 1,600,791
350 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46
5/24 at 100.00 282,183
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019
:
450 4.000%, 7/01/29 1/29 at 100.00 437,436
739 5.000%, 7/01/36 1/29 at 100.00 747,793
Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A
:
3,000 (d) 5.000%, 9/01/37 9/27 at 100.00 2,945,430
1,750 (d) 5.000%, 9/01/45 9/27 at 100.00 1,624,199
330 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
5/24 at 100.00 330,557
1,250 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A, 4.000%,
7/01/35
7/30 at 100.00 1,256,200
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 320,204
115 (d) Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43
7/30 at 102.00 108,086
Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A
:
2,000 5.000%, 1/01/33 5/24 at 104.00 2,027,241
1,000 5.000%, 1/01/36 5/24 at 104.00 1,006,915
Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A
:
1,500 4.000%, 6/01/34 6/24 at 100.00 1,500,352
1,550 5.000%, 6/01/44 6/24 at 100.00 1,550,412
Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013
:
2,000 4.625%, 10/01/28 5/24 at 100.00 2,001,649
3,000 5.000%, 10/01/28 5/24 at 100.00 3,003,486

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 $ 1,022,394
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 1,081,360
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 1,600,391
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 6.100%, 2/15/44
5/24 at 100.00 1,420,280
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
:
1,500 (d) 4.125%, 2/15/34 2/26 at 100.00 1,427,062
1,550 (d) 4.375%, 2/15/39 2/26 at 100.00 1,449,421
850 (d) 4.500%, 2/15/47 2/26 at 100.00 763,234
Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016
:
2,125 5.000%, 7/01/31 7/25 at 100.00 2,103,776
1,640 5.000%, 7/01/34 7/25 at 100.00 1,592,726
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.800%, 7/01/45
7/29 at 100.00 865,897
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 3.900%, 7/01/40
5/24 at 100.00 1,135,756
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 609,470
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.350%, 7/01/45
1/30 at 100.00 451,990
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 1,157,497
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 1,418,811
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 1,655,755
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 1,564,572
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 963,116
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49, (AMT)
6/29 at 100.00 608,516
Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A
:
1,000 5.000%, 6/01/31 6/28 at 100.00 1,050,520
1,125 5.000%, 6/01/32 6/28 at 100.00 1,181,143
3,360 5.000%, 6/01/35 6/28 at 100.00 3,521,325

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 $ 1,487,937
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue
Bonds, Series 2018C
:
1,250 4.000%, 6/01/48 6/28 at 100.00 978,954
1,080 4.000%, 6/01/58 6/28 at 100.00 800,154
3,725 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 3,732,879
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
5/24 at 100.00 5,852,025
2,000 (f) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
5/24 at 100.00 1,200,000
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
1,100 5.000%, 7/01/36 7/27 at 100.00 1,105,674
470 5.000%, 7/01/37 5/24 at 100.00 470,018
Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017
:
585 4.375%, 7/01/36 1/27 at 100.00 560,110
355 4.500%, 7/01/44 1/27 at 100.00 321,277
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013
:
500 5.000%, 6/01/27 5/24 at 100.00 499,224
500 5.000%, 6/01/34 5/24 at 100.00 484,707
1,510 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33
5/24 at 100.00 1,482,700
495 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015, 5.000%, 7/01/39
7/25 at 100.00 496,187
1,110 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
5/24 at 100.00 1,044,124
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016
:
875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 898,814
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 246,548
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 2,470,379
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 787,141
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015
:
990 4.000%, 7/01/32 7/25 at 100.00 989,934
2,470 4.250%, 7/01/35 7/25 at 100.00 2,470,677
1,740 5.000%, 7/01/45 7/25 at 100.00 1,744,870
Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001
:
1,300 5.000%, 7/01/27 - AMBAC Insured 5/24 at 100.00 1,309,686
1,000 5.000%, 7/01/34 - AMBAC Insured 5/24 at 100.00 1,007,518

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 210 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996,
5.500%, 7/01/26 - AMBAC Insured
5/24 at 100.00 $ 211,564
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B
:
250 5.000%, 7/01/34 7/27 at 100.00 255,192
4,820 5.000%, 7/01/38 7/27 at 100.00 4,851,380
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
90 5.000%, 7/01/36 7/26 at 100.00 91,563
1,450 5.000%, 7/01/38 7/26 at 100.00 1,464,892
600 4.000%, 7/01/42 7/26 at 100.00 538,720
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A
:
1,400 5.500%, 1/01/36 1/27 at 100.00 1,436,640
4,020 5.500%, 1/01/46 1/27 at 100.00 4,043,574
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A
:
2,125 5.000%, 1/01/36 7/26 at 100.00 2,170,522
4,090 5.000%, 1/01/45 7/26 at 100.00 4,118,276
1,000 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020, 3.250%, 7/01/39
7/30 at 100.00 795,392
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A
:
1,100 5.000%, 7/01/37 7/27 at 100.00 1,109,003
1,200 5.000%, 7/01/44 7/27 at 100.00 1,163,962
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
265 (d) 5.125%, 7/01/37 7/27 at 100.00 262,357
500 (d) 5.250%, 7/01/47 7/27 at 100.00 478,029
1,745 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 1,785,856
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 2,438,690
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B
:
500 5.000%, 7/01/38 5/24 at 100.00 500,038
4,375 4.250%, 7/01/41 5/24 at 100.00 4,359,821
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017
:
1,000 5.000%, 7/01/33 7/27 at 100.00 1,042,271
1,000 5.000%, 7/01/44 7/27 at 100.00 1,015,119
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
1,500 (e) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,506,027
1,125 (e) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 1,142,216
2,975 4.125%, 7/01/47 7/25 at 100.00 2,856,745
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014
:
1,000 4.000%, 10/01/45 10/24 at 100.00 930,844
1,250 5.000%, 10/01/45 10/24 at 100.00 1,245,975
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012
:

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,500 5.000%, 6/01/34 5/24 at 100.00 $ 1,500,714
3,000 5.000%, 6/01/47 5/24 at 100.00 2,999,833
175 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016, 5.000%, 6/01/36
6/26 at 100.00 177,624
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017
:
525 5.000%, 6/01/35 6/26 at 100.00 533,894
1,000 5.000%, 6/01/42 6/26 at 100.00 1,004,623
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 2,518,365
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015
:
2,790 (e) 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,792,224
5,500 (e) 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 5,504,384
4,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 4,333,363
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%,
7/01/35
7/25 at 100.00 1,017,473
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 5,634,726
12,250 (e) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 12,271,784
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016
:
4,395 5.000%, 5/01/33 5/26 at 100.00 4,534,894
3,650 (e) 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 3,770,140
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A
:
2,000 5.000%, 5/01/35 5/28 at 100.00 2,120,787
2,000 5.000%, 5/01/36 5/28 at 100.00 2,113,600
6,250 5.000%, 5/01/42 5/28 at 100.00 6,478,316
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 6,659,740
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39
7/24 at 100.00 1,457,428
6,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44
6/25 at 100.00 5,836,578
320 (d) Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46
1/26 at 100.00 311,378
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2014A, 4.000%, 9/01/31
9/24 at 100.00 2,994,838
1,050 Prince George's County, Maryland, Revenue Bonds, Collington Episcopal
Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 1,016,481
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
1,300 (d) 5.125%, 7/01/39 7/28 at 100.00 1,297,368
2,200 (d) 5.250%, 7/01/48 7/28 at 100.00 2,189,154
1,996 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
5/24 at 100.00 1,999,238

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,340 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%,
11/01/35
11/24 at 103.00 $ 1,339,991
795 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%,
11/01/31
11/24 at 103.00 797,526
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1
:
1,070 5.000%, 11/01/28 11/24 at 103.00 1,074,422
1,000 5.000%, 11/01/37 11/24 at 103.00 984,580
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
500 5.000%, 11/01/42 11/24 at 103.00 470,101
1,000 5.000%, 11/01/47 11/24 at 103.00 902,799
Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B
:
1,000 (e) 5.000%, 1/01/29, (ETM) No Opt. Call 1,079,907
500 (e) 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 539,954
Total Maryland 249,800,346
Massachusetts - 0.6% (0.3% of Total Investments)
5,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51
7/31 at 100.00 4,735,834
540 (d),(f) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37
5/24 at 100.00 5,400
677 (f) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37
5/24 at 100.00 6,770
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 810,296
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 2,965,058
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 1,320,462
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015
:
1,145 5.000%, 9/01/40 9/25 at 100.00 1,146,537
1,280 5.000%, 9/01/45 9/25 at 100.00 1,257,292
4,485 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2024-234, 4.700%, 12/01/49, (UB), (WI/DD)
6/33 at 100.00 4,498,298
Total Massachusetts 16,745,947
Michigan - 3.5% (2.1% of Total Investments)
625 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/48
5/33 at 100.00 657,335
Eastern Michigan University, General Revenue Bonds, Series 2018A
:
960 4.000%, 3/01/44 - AGM Insured 3/28 at 100.00 923,543
40 (e) 4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured 3/28 at 100.00 41,276
4,180 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/53
5/33 at 100.00 4,351,304
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 2,089,920
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020
:

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 10,125 4.000%, 11/01/55 11/30 at 100.00 $ 9,175,663
10,000 4.000%, 11/01/55 11/30 at 100.00 8,863,376
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 4,629,190
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Insured Senior Lien Series 2014C-3, 5.000%, 7/01/32 - AGM
Insured
7/24 at 100.00 2,694,150
405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 - AGM
Insured
7/24 at 100.00 405,477
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 1,000,996
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 2,776,999
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 4,128,501
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 4,613,718
5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 4,643,558
2,450 (c) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2024A, 4.650%, 12/01/49, (UB)
6/33 at 100.00 2,451,854
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 10,173,041
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 962,284
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 7,841,885
6,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.500%, 11/15/49
11/33 at 100.00 6,651,407
7,500 (c) Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50, (UB)
5/30 at 100.00 7,774,370
5,000 Troy School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/47
5/33 at 100.00 5,326,516
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 11,701,906
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 1,207,786
1,120 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/36
11/25 at 100.00 1,133,984
Total Michigan 106,220,039
Minnesota - 3.0% (1.8% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 282,375

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 $ 648,315
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 455,332
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
6,905 5.000%, 2/15/48 2/28 at 100.00 6,993,992
11,925 (c) 5.000%, 2/15/53, (UB) 2/28 at 100.00 12,031,117
1,925 5.250%, 2/15/53 2/28 at 100.00 1,953,296
1,125 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 4.125%, 2/01/52
2/31 at 100.00 1,099,002
725 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 4.000%, 2/01/43
2/30 at 100.00 724,282
500 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 391,320
2,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,997,598
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B
:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,061,703
1,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 1,352,473
3,420 5.000%, 1/01/44, (AMT) 7/29 at 100.00 3,491,097
4,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 4,050,179
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 2,359,437
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D
:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 484,035
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 463,042
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 593,893
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 760,053
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47,
(AMT)
1/32 at 100.00 2,892,704
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017
:
1,300 3.750%, 3/01/38 3/27 at 100.00 1,243,617
1,460 4.000%, 3/01/41 3/27 at 100.00 1,435,569
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 2,007,725
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 240,603
190 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 169,313
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 3,162,727
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 5,320,374
2,380 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/44
2/32 at 100.00 2,316,417

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 2,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 $ 2,058,678
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 1,369,157
1,395 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 1,349,736
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A
:
2,625 5.000%, 9/01/40 9/30 at 100.00 2,533,899
1,250 5.000%, 9/01/43 9/30 at 100.00 1,191,812
780 5.000%, 9/01/55 9/30 at 100.00 706,924
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
2,205 5.500%, 9/01/36 9/26 at 100.00 2,233,158
2,500 5.750%, 9/01/46 9/26 at 100.00 2,514,907
2,500 6.000%, 9/01/51 9/26 at 100.00 2,521,878
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
5/24 at 100.00 460,578
Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013
:
1,745 5.000%, 5/01/33 5/24 at 100.00 1,645,867
1,000 5.125%, 5/01/48 5/24 at 100.00 826,681
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47
11/27 at 100.00 2,259,847
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 796,624
750 (e) St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29, (Pre-
refunded 11/15/25)
11/25 at 100.00 764,667
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 1,954,102
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 3,856,428
Total Minnesota 89,026,533
Mississippi - 0.8% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
1,500 5.000%, 9/01/36 9/26 at 100.00 1,518,870
6,000 5.000%, 9/01/41 9/26 at 100.00 6,028,610
15,500 5.000%, 9/01/46 9/26 at 100.00 15,399,937
Total Mississippi 22,947,417
Missouri - 5.0% (3.0% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 913,714

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
3.625%, 5/01/30
5/25 at 100.00 $ 1,986,084
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 484,779
1,945 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 4.000%, 3/01/42
3/31 at 100.00 1,922,142
5,640 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 5,740,655
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B
:
2,965 5.000%, 3/01/39, (AMT) 3/29 at 100.00 3,059,934
13,250 5.000%, 3/01/46, (AMT) 3/29 at 100.00 13,425,997
11,950 5.000%, 3/01/54, (AMT) 3/29 at 100.00 11,993,698
400 (d) Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46
4/26 at 100.00 350,032
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1
:
7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call 6,279,789
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call 4,331,617
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call 4,175,018
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 5,956,847
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 872,550
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 1,026,725
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 10,486,359
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A
:
1,045 5.000%, 11/15/44 5/24 at 100.00 1,045,235
11,090 5.000%, 11/15/48 5/24 at 100.00 11,090,335
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C
:
3,000 5.000%, 11/15/42 11/27 at 100.00 3,057,841
6,265 5.000%, 11/15/47 11/27 at 100.00 6,338,926
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 9,202,077
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A
:
1,800 4.000%, 2/15/44 2/29 at 100.00 1,727,464
7,815 4.000%, 2/15/49 2/29 at 100.00 7,316,986
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A
:
2,000 4.000%, 6/01/48 6/28 at 100.00 1,852,934
3,500 5.000%, 6/01/48 6/28 at 100.00 3,554,904
9,750 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 9,144,811

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 $ 7,679,238
4,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 4,234,482
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A
:
725 4.000%, 10/01/36 4/27 at 100.00 733,871
3,510 5.000%, 10/01/47 4/27 at 100.00 3,587,738
1,190 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A,
4.700%, 11/01/54
5/33 at 100.00 1,183,799
Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018
:
1,330 5.000%, 12/01/37 6/27 at 100.00 1,373,004
1,140 5.000%, 12/01/38 6/27 at 100.00 1,172,965
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
5/24 at 100.00 375,226
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 948,668
Total Missouri 148,626,444
Montana - 0.4% (0.3% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 2,103,074
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 3,373,173
6,830 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 7,353,410
Total Montana 12,829,657
Nebraska - 0.1% (0.1% of Total Investments)
1,625 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A,
4.000%, 11/15/40
11/30 at 100.00 1,573,055
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
1,635 4.125%, 11/01/36 11/25 at 100.00 1,640,727
1,000 5.000%, 11/01/45 11/25 at 100.00 1,008,057
Total Nebraska 4,221,839
Nevada - 0.9% (0.5% of Total Investments)
8,835 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 9,181,007
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
9,000 5.000%, 6/01/32 12/24 at 100.00 9,070,879
5,000 5.000%, 6/01/39 12/24 at 100.00 5,020,200
2,400 Nevada System of Higher Education, Community College Revenue Bonds,
Series 2017, 4.000%, 7/01/41
7/27 at 100.00 2,356,755
Total Nevada 25,628,841

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Hampshire - 0.4% (0.3% of Total Investments)
$ 3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
5/24 at 100.00 $ 3,400,929
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/35
2/28 at 100.00 4,159,112
5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59 - AGM Insured
No Opt. Call 5,141,187
Total New Hampshire 12,701,228
New Jersey - 5.3% (3.2% of Total Investments)
5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40
11/29 at 100.00 5,257,418
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 5/24 at 100.00 1,966,026
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 5/24 at 100.00 1,864,988
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 5/24 at 100.00 1,584,990
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 6,143,428
2,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 2,117,485
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 7,212,168
2,825 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 2,827,730
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 2,246,802
5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 4,921,721
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
:
2,020 5.000%, 6/15/28 6/26 at 100.00 2,073,335
3,340 5.000%, 6/15/29 6/26 at 100.00 3,425,614
8,155 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 7,969,897
4,890 (c) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 5,236,126
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call 907,084
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call 17,808,238
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call 7,305,445
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 14,052,952
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call 15,868,035
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 18,033,255
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call 1,446,329

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
$ 1,690 5.250%, 6/15/33 6/25 at 100.00 $ 1,717,982
2,840 5.000%, 6/15/45 6/25 at 100.00 2,856,106
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 2,957,532
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 2,517,509
5,250 (c) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 5,675,946
7,810 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 8,029,067
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
3,215 5.000%, 6/01/36 6/28 at 100.00 3,370,487
1,405 5.000%, 6/01/46 6/28 at 100.00 1,436,651
1,285 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 1,297,674
Total New Jersey 160,128,020
New Mexico - 0.4% (0.2% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46
11/27 at 100.00 3,437,112
7,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48
8/29 at 100.00 6,391,148
2,195 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 2,285,093
Total New Mexico 12,113,353
New York - 10.8% (6.5% of Total Investments)
6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call 2,447,983
490 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 438,025
4,000 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
5/32 at 100.00 3,840,120
Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A
:
1,680 4.125%, 5/01/42 5/25 at 100.00 1,630,685
3,195 5.000%, 5/01/43 5/25 at 100.00 3,204,160
600 (d) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34
6/27 at 100.00 556,997
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 3,199,020
4,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
5.000%, 3/15/44
3/29 at 100.00 4,186,476
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 19,176,256

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call $ 5,760,729
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A
:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 1,138,166
3,000 5.000%, 9/01/39 9/24 at 100.00 3,006,373
860 5.000%, 9/01/44 9/24 at 100.00 861,119
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 5,331,453
10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call 7,346,551
9,220 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Refunding Series 2024A, 4.000%, 11/15/48 - BAM Insured
5/34 at 100.00 8,578,101
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 1,860,897
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
500 (f) 2.300%, 10/01/37 5/24 at 100.00 320,000
1,000 (f) 2.350%, 10/01/46 5/24 at 100.00 640,000
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 4,993,673
6,140 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 6,690,006
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 2,037,108
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 3,861,403
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 5,212,743
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%, 11/01/42
5/29 at 100.00 19,533,988
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 9,227,364
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2/32 at 100.00 5,311,995
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 2,107,313
11,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 10,732,033
2,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/43
3/31 at 100.00 2,141,596
3,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,176,525
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%,
11/15/45
11/25 at 100.00 2,016,729
125 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
5/24 at 100.00 125,083

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,010 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call $ 1,032,050
25,170 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 24,946,244
7,210 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 4.000%, 3/15/55
3/31 at 100.00 6,586,810
5,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Green Series 2023A, 5.000%,
3/15/63
9/33 at 100.00 5,250,622
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C
:
13,370 5.000%, 3/15/47 9/30 at 100.00 14,057,924
4,120 5.000%, 3/15/50 9/30 at 100.00 4,306,695
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/46
9/32 at 100.00 2,138,329
19,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 18,313,697
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 1,977,216
14,390 5.000%, 7/01/46, (AMT) 7/24 at 100.00 14,035,089
28,800 5.250%, 1/01/50, (AMT) 7/24 at 100.00 28,511,934
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
110 5.000%, 8/01/26, (AMT) 5/24 at 100.00 110,033
5,940 5.000%, 8/01/31, (AMT) 5/24 at 100.00 5,940,418
3,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 3,637,619
2,790 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.000%, 6/30/49 - AGM Insured, (AMT)
6/31 at 100.00 2,875,807
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 3,156,230
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 3,140,271
1,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,247,290
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53
7/33 at 100.00 10,618,595
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 5.000%, 11/01/44
11/29 at 100.00 5,286,889
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50, (AMT)
7/30 at 100.00 1,842,346
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 2,148,898
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 2,028,941

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 6,110 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/64
5/34 at 100.00 $ 6,593,248
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
1,250 5.000%, 6/01/45 6/27 at 100.00 1,130,591
2,850 5.000%, 6/01/48 6/27 at 100.00 2,535,691
820 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 926,207
Total New York 325,066,354
North Carolina - 1.5% (0.9% of Total Investments)
2,500 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM Insured,
(AMT)
7/32 at 100.00 2,698,511
7,555 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 7,104,394
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 10,346,780
1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 1,575,592
1,655 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Deerfield Episcopal Retirement Community, Refunding First
Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 1,677,300
9,245 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 8,933,756
500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 511,358
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 11,670,489
1,100 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,080,217
Total North Carolina 45,598,397
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 4,151,922
520 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A, 5.000%, 12/01/53 - AGM
Insured
12/33 at 100.00 530,196
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 656,989
1,350 (c) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2024A, 4.750%, 1/01/52, (UB)
7/33 at 100.00 1,350,661
Total North Dakota 6,689,768
Ohio - 3.7% (2.2% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 6,309,152
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 6,064,484

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 $ 1,367,103
22,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,254,528
790 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 704,472
9,975 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 9,043,550
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017
:
3,960 4.000%, 11/15/34 11/27 at 100.00 3,678,779
3,000 4.000%, 11/15/35 11/27 at 100.00 2,755,955
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,868,411
1,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 994,451
4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
5/24 at 100.00 4,106,479
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 5,104,406
3,780 (d) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 3,819,323
8,360 (e) Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 8,497,443
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
5/24 at 100.00 1,975,049
1,500 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,381,105
4,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 3,954,855
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 1,035,818
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 4,386,295
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 4,304,679
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A
:
3,375 4.000%, 2/15/38 2/28 at 100.00 3,392,117
16,325 5.000%, 2/15/43 2/28 at 100.00 16,910,994
5,450 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33
No Opt. Call 5,645,209

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 $ 4,548,833
6,000 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/53 - BAM Insured
12/31 at 100.00 6,363,539
Total Ohio 110,467,029
Oklahoma - 0.5% (0.3% of Total Investments)
1,700 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 1,730,162
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,817,923
6,815 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017C, 5.000%, 1/01/47
1/27 at 100.00 6,976,792
4,985 (e) Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 4,986,383
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 1,004,776
Total Oklahoma 16,516,036
Oregon - 2.4% (1.5% of Total Investments)
2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 2,532,488
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 665,810
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 4,897,187
3,180 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 3,200,958
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 2,490,091
1,500 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/39
7/26 at 100.00 1,528,206
4,250 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/53, (AMT)
7/33 at 100.00 4,558,596
7,645 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/47, (AMT)
1/27 at 100.00 7,700,583
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 15,597,304
30,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 28,153,582
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 2,054,454
Total Oregon 73,379,259
Pennsylvania - 6.8% (4.1% of Total Investments)
13,000 (c) Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT),
(UB)
1/31 at 100.00 13,181,143

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B
:
$ 1,000 4.000%, 6/01/45 12/30 at 100.00 $ 967,986
1,765 4.000%, 6/01/50 12/30 at 100.00 1,635,561
3,800 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 3,879,104
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 364,687
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
3,500 5.000%, 7/01/37 7/27 at 100.00 3,652,616
8,385 5.000%, 7/01/42 7/27 at 100.00 8,716,860
16,515 (c) Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51, (UB)
11/29 at 100.00 16,838,630
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B
:
5,400 0.000%, 12/01/33 No Opt. Call 3,652,746
11,000 0.000%, 12/01/38 No Opt. Call 5,614,610
2,500 (e) Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-refunded
6/18/24)
6/24 at 100.00 2,503,305
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
2,400 5.000%, 9/01/35 9/28 at 100.00 2,503,469
5,410 (c) 5.000%, 9/01/48, (UB) 9/28 at 100.00 5,455,483
7,395 (c) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
5.000%, 5/01/57, (UB)
5/32 at 100.00 7,515,610
3,430 (e) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,464,044
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 1,758,697
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 235,489
7,730 (c) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 4.000%,
8/01/54, (UB)
8/34 at 100.00 7,323,618
2,000 (d) Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Green Series 2019A, 3.250%,
8/01/39, (AMT)
8/24 at 100.00 1,515,321
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 9,231,534
12,000 (c) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.600%, 10/01/49, (UB)
10/32 at 100.00 11,907,122
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,212,087
4,210 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 4,255,627

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 7,235 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 $ 7,588,703
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 3,919,919
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 2,010,657
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 15,391,998
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 6,960,472
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 8,593,779
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 7,050,509
7,400 (c) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 7,454,610
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 10,121,233
Total Pennsylvania 203,477,229
Puerto Rico - 2.4% (1.5% of Total Investments)
2,815 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
5/24 at 100.00 2,830,280
155 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 155,116
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
20 0.000%, 7/01/24 No Opt. Call 19,874
90 0.000%, 7/01/27 No Opt. Call 79,771
88 0.000%, 7/01/29 7/28 at 98.64 72,197
114 0.000%, 7/01/31 7/28 at 91.88 86,039
128 0.000%, 7/01/33 7/28 at 86.06 88,482
1,093 4.500%, 7/01/34 7/25 at 100.00 1,097,247
21,208 0.000%, 7/01/51 7/28 at 30.01 4,862,865
16,965 4.750%, 7/01/53 7/28 at 100.00 16,599,506
40,370 5.000%, 7/01/58 7/28 at 100.00 40,374,760
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,875 4.329%, 7/01/40 7/28 at 100.00 3,794,908
3,291 4.329%, 7/01/40 7/28 at 100.00 3,222,978
20 4.536%, 7/01/53 7/28 at 100.00 18,908
Total Puerto Rico 73,302,931
Rhode Island - 0.3% (0.2% of Total Investments)
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 3,329,587
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/24 at 19.06 5,226,790
Total Rhode Island 8,556,377
South Carolina - 5.0% (3.0% of Total Investments)
1,500 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/37
5/24 at 100.00 1,482,564

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
$ 7,500 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/41
5/26 at 100.00 $ 7,597,258
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call 17,095,524
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call 955,278
6,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/41
1/26 at 100.00 6,070,408
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A
:
645 5.000%, 4/01/44 4/26 at 103.00 622,112
625 5.000%, 4/01/49 4/26 at 103.00 583,657
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series 2015,
5.000%, 10/01/45
10/25 at 100.00 1,651,462
9,255 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 5.000%, 12/01/46
6/30 at 100.00 9,610,697
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018
:
1,000 5.000%, 11/01/43 5/28 at 100.00 1,027,586
2,500 4.000%, 11/01/48 5/28 at 100.00 2,316,889
13,220 5.000%, 11/01/48 5/28 at 100.00 13,417,659
9,135 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,141,143
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
9,750 5.000%, 12/01/46 12/26 at 100.00 9,818,040
9,000 5.000%, 12/01/56 12/26 at 100.00 9,005,563
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 2,232,702
11,922 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/43
6/32 at 100.00 11,357,223
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A
:
8,615 5.000%, 12/01/49 6/24 at 100.00 8,334,559
3,455 5.500%, 12/01/54 6/24 at 100.00 3,454,783
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
4,140 (e) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 4,207,930
860 (e) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 874,111
South Carolina State Ports Authority, Revenue Bonds, Series 2018
:
5,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 5,385,495
2,750 5.000%, 7/01/55, (AMT) 7/28 at 100.00 2,752,632
South Carolina State Ports Authority, Revenue Bonds, Series 2019B
:
10,000 5.000%, 7/01/44, (AMT) 7/29 at 100.00 10,157,277
10,365 (c) 5.000%, 7/01/54, (AMT), (UB) 7/29 at 100.00 10,381,841
Total South Carolina 149,534,393
South Dakota - 1.0% (0.6% of Total Investments)
3,750 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/44
12/31 at 100.00 3,969,224
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 11,109,900

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota (continued)
$ 5,915 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 $ 6,048,782
3,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 3,508,586
5,165 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 5,214,808
Total South Dakota 29,851,300
Tennessee - 1.8% (1.1% of Total Investments)
9,000 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 9,326,558
17,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A,
5.000%, 1/01/42
1/27 at 100.00 17,229,622
1,350 Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1, 5.500%, 7/01/54 - BAM Insured
7/33 at 100.00 1,450,120
6,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/48 - AGM Insured
1/34 at 100.00 6,470,882
3,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/48
5/33 at 100.00 3,187,649
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
4,500 (c) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 4,767,970
2,000 (c) 5.500%, 7/01/52, (AMT), (UB) 7/32 at 100.00 2,136,308
3,505 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 3,569,498
2,005 (c) Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.700%, 7/01/49, (UB)
1/33 at 100.00 2,004,295
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call 4,062,129
Total Tennessee 54,205,031
Texas - 15.7% (9.4% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 2,011,600
3,000 Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%,
11/15/39, (AMT)
11/24 at 100.00 3,002,477
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
16,615 5.000%, 11/15/44, (AMT) 11/29 at 100.00 16,999,445
17,300 (c) 5.000%, 11/15/48, (AMT), (UB) 11/29 at 100.00 17,541,269
Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A
:
3,000 5.000%, 11/15/38 11/25 at 100.00 3,042,367
13,705 (c) 5.000%, 11/15/45, (UB) 11/25 at 100.00 13,874,082
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 1,486,112
4,390 Bastrop Independent School District, Bastrop County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/53
2/33 at 100.00 4,649,384
Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined
Venue Tax Series 2015
:

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,060 (e) 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 $ 1,063,036
1,160 (e) 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 1,163,323
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015,
5.000%, 9/01/31
9/25 at 100.00 2,047,055
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2010
:
2,945 0.000%, 1/01/36 No Opt. Call 1,831,339
2,205 0.000%, 1/01/37 No Opt. Call 1,283,296
2,160 0.000%, 1/01/38 No Opt. Call 1,181,753
1,000 0.000%, 1/01/40 No Opt. Call 482,344
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
2,600 (e) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 2,644,254
3,035 (e) 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 3,086,657
1,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
5/24 at 100.00 1,001,078
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
1,000 4.350%, 12/01/42 5/24 at 100.00 905,911
1,000 4.400%, 12/01/47 5/24 at 100.00 868,231
2,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 2,125,210
1,680 (e) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 1,723,267
5,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 5,065,840
200 (e) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 200,689
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 5,355,020
5,185 (c) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 5,499,923
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
5/24 at 100.00 1,000,317
8,120 Fredericksburg Independent School District, Gillespie, Blanco, and
Kendall Counties, Texas, School Building Series 2022, 5.000%, 2/15/47
2/32 at 100.00 8,638,874
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C
:
8,500 4.000%, 10/01/49 4/30 at 100.00 7,759,399
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 927,228
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4/28 at 100.00 5,447,444
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
5/24 at 100.00 4,959,624
5,000 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 5.000%, 7/01/52, (UB)
7/32 at 100.00 5,166,895
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015
:
1,895 4.000%, 12/01/45 6/25 at 100.00 1,754,806
4,850 5.000%, 12/01/45 6/25 at 100.00 4,879,636

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A
:
$ 1,615 5.000%, 6/01/28 5/24 at 100.00 $ 1,597,940
3,000 5.000%, 6/01/38 5/24 at 100.00 2,688,380
5,000 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement, Green Series 2023A, 4.000%, 9/15/48
9/33 at 100.00 4,772,925
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 5,247,231
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 4,753,525
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 220,535
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 416,421
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 482,624
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 1,200,531
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 1,527,670
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 1,994,154
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call 483,300
105 (e) 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call 102,584
4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call 3,497,419
50 (e) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 40,771
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call 477,027
105 (e) 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call 82,644
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call 5,522,895
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 143,485
260 0.000%, 11/15/33 11/31 at 88.44 166,346
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,226,106
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 588,230
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 1,970,549
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 947,151
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C
:
600 5.000%, 11/15/33 11/24 at 100.00 602,059
400 5.000%, 11/15/34 11/24 at 100.00 401,021
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
1,000 5.000%, 11/15/28 11/24 at 100.00 1,004,961
1,000 5.000%, 11/15/30 11/24 at 100.00 1,004,567
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 1,289,395
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 576,455
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT)
7/33 at 100.00 5,266,300
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 5,102,105
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 380,042

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call $ 1,911,836
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 1,014,395
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/34
9/24 at 100.00 1,017,926
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call 3,084,402
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,775,582
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 2,452,958
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 9,039,734
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 1,057,464
2,675 (e) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded 8/01/24)
8/24 at 100.00 2,681,913
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A
:
8,000 4.000%, 8/15/37 8/25 at 100.00 8,004,555
2,275 5.000%, 8/15/40 8/25 at 100.00 2,296,936
1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 1,774,447
4,660 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2020A, 5.000%, 5/15/50
5/30 at 100.00 4,848,742
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 9,450,850
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,000 5.750%, 12/01/33 12/25 at 100.00 1,008,461
3,000 6.125%, 12/01/38 12/25 at 100.00 3,019,914
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 3,676,066
2,835 (d) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
5/24 at 103.00 2,805,986
4,735 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
5/24 at 100.00 4,704,863
355 (e) North Central Texas Health Facilities Development Corporation, Hospital
Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%,
6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 362,270
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
5/24 at 100.00 3,861,799
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
4,030 (e) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 4,924,097
8,470 (e) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 10,397,664
7,000 (e) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 7,130,313

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call $ 1,579,700
North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A
:
13,355 5.000%, 1/01/33 1/25 at 100.00 13,450,844
1,000 5.000%, 1/01/35 1/25 at 100.00 1,006,544
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call 958,867
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
5/24 at 100.00 193,558
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
5/24 at 100.00 2,502,305
7,950 (c) San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52, (UB)
5/32 at 100.00 8,551,630
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 2,016,029
7,500 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/40
8/32 at 100.00 8,191,865
5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 5,425,764
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,392,013
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 2,881,216
2,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 2,035,001
1,575 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 1,624,757
8,330 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 8,941,023
20,735 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 20,765,561
15,985 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 16,106,793
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
8,335 0.000%, 8/15/36 8/24 at 59.60 4,683,498
10,960 5.000%, 8/15/37 8/24 at 100.00 10,986,343
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
2,100 5.000%, 8/15/33 8/24 at 100.00 2,105,381
15,750 5.000%, 8/15/42 8/24 at 100.00 15,759,669
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,893,589
Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A
:
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call 20,911,730

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,830 (e) 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call $ 3,786,499
10,000 (c) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB)
10/27 at 100.00 9,859,071
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 2,340,850
2,490 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2018,
5.000%, 9/01/40
9/25 at 100.00 2,490,487
145 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage Revenue
Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
5/24 at 100.00 145,335
780 (e) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50,
(Pre-refunded 8/15/25)
8/25 at 35.55 263,602
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
:
8,000 0.000%, 8/15/45 8/25 at 44.15 2,844,527
1,000 (e) 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 419,703
4,370 0.000%, 8/15/50 8/25 at 35.55 1,162,566
1,850 (e) 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 625,211
Total Texas 469,651,237
Utah - 2.0% (1.2% of Total Investments)
15,000 (c) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT), (UB)
7/27 at 100.00 15,212,702
11,750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 11,987,076
15,665 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 16,102,458
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
4,645 5.250%, 7/01/53, (AMT) 7/33 at 100.00 4,878,170
4,250 5.500%, 7/01/53, (AMT) 7/33 at 100.00 4,552,007
5,795 Utah Charter School Finance Authoirty, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 5,825,004
3,180 (d) Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49
6/27 at 100.00 2,896,281
Total Utah 61,453,698
Virgin Islands - 0.4% (0.2% of Total Investments)
3,825 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 4,110,312
1,800 (d) Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33
9/25 at 100.00 1,815,069
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
5/24 at 100.00 2,022,337
2,240 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured
10/24 at 100.00 2,249,184
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
5/24 at 100.00 726,316
Total Virgin Islands 10,923,218

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.3% (1.4% of Total Investments)
$ 420 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
5/24 at 100.00 $ 413,097
1,435 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 1,355,611
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 521,909
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
5/24 at 100.00 1,001,700
11,555 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 10,926,751
350 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 379,536
2,300 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/47
1/32 at 100.00 2,127,112
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia Program,
Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 6,714,402
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/24 at 100.00 5,642,659
1,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,663,496
1,000 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-I, 4.550%, 10/01/49
4/33 at 100.00 985,979
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
10,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 10,031,199
16,605 5.000%, 12/31/56, (AMT) 6/27 at 100.00 16,637,536
9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 9,756,902
Total Virginia 68,157,889
Washington - 3.3% (2.0% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
8/24 at 100.00 2,006,015
2,375 (e) Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41,
(Pre-refunded 1/01/26)
1/26 at 100.00 2,437,935
8,840 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 8,257,623
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%,
12/01/46
6/26 at 100.00 2,295,265
15,220 (c) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT), (UB)
5/27 at 100.00 15,323,418
13,725 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 14,151,194

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/47
7/31 at 100.00 $ 14,322,108
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023, 5.000%, 3/01/53
3/33 at 100.00 10,585,228
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
5/24 at 100.00 4,007,842
12,260 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45
4/25 at 100.00 12,323,146
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 4,161,649
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 2,117,552
310 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
5/24 at 100.00 272,126
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call 6,458,987
Total Washington 98,720,088
West Virginia - 0.3% (0.2% of Total Investments)
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 2,033,744
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 6,638,661
Total West Virginia 8,672,405
Wisconsin - 3.8% (2.3% of Total Investments)
3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 3,596,609
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
34 (d),(f) 0.000%, 1/01/47 No Opt. Call 852
30 (d),(f) 0.000%, 1/01/48 No Opt. Call 704
29 (d),(f) 0.000%, 1/01/49 No Opt. Call 653
29 (d),(f) 0.000%, 1/01/50 No Opt. Call 586
28 (d),(f) 0.000%, 1/01/51 No Opt. Call 546
36 (d),(f) 0.000%, 1/01/52 No Opt. Call 659
36 (d),(f) 0.000%, 1/01/53 No Opt. Call 616
35 (d),(f) 0.000%, 1/01/54 No Opt. Call 560
34 (d),(f) 0.000%, 1/01/55 No Opt. Call 518
33 (d),(f) 0.000%, 1/01/56 No Opt. Call 482
1,811 (d),(f) 5.500%, 7/01/56 3/28 at 100.00 1,350,285
37 (d),(f) 0.000%, 1/01/57 No Opt. Call 503
36 (d),(f) 0.000%, 1/01/58 No Opt. Call 463
35 (d),(f) 0.000%, 1/01/59 No Opt. Call 429
34 (d),(f) 0.000%, 1/01/60 No Opt. Call 394
34 (d),(f) 0.000%, 1/01/61 No Opt. Call 366
33 (d),(f) 0.000%, 1/01/62 No Opt. Call 336
32 (d),(f) 0.000%, 1/01/63 No Opt. Call 312
31 (d),(f) 0.000%, 1/01/64 No Opt. Call 291
31 (d),(f) 0.000%, 1/01/65 No Opt. Call 268
33 (d),(f) 0.000%, 1/01/66 No Opt. Call 268
401 (d),(f) 0.000%, 1/01/67 No Opt. Call 2,919

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
$ 59 (d),(f) 0.000%, 1/01/46 No Opt. Call $ 1,598
59 (d),(f) 0.000%, 1/01/47 No Opt. Call 1,459
58 (d),(f) 0.000%, 1/01/48 No Opt. Call 1,371
58 (d),(f) 0.000%, 1/01/49 No Opt. Call 1,282
57 (d),(f) 0.000%, 1/01/50 No Opt. Call 1,172
62 (d),(f) 0.000%, 1/01/51 No Opt. Call 1,216
1,606 (d),(f) 3.750%, 7/01/51 3/28 at 100.00 1,118,357
62 (d),(f) 0.000%, 1/01/52 No Opt. Call 1,123
61 (d),(f) 0.000%, 1/01/53 No Opt. Call 1,049
61 (d),(f) 0.000%, 1/01/54 No Opt. Call 979
60 (d),(f) 0.000%, 1/01/55 No Opt. Call 913
59 (d),(f) 0.000%, 1/01/56 No Opt. Call 856
59 (d),(f) 0.000%, 1/01/57 No Opt. Call 800
58 (d),(f) 0.000%, 1/01/58 No Opt. Call 746
57 (d),(f) 0.000%, 1/01/59 No Opt. Call 704
57 (d),(f) 0.000%, 1/01/60 No Opt. Call 656
56 (d),(f) 0.000%, 1/01/61 No Opt. Call 609
56 (d),(f) 0.000%, 1/01/62 No Opt. Call 571
55 (d),(f) 0.000%, 1/01/63 No Opt. Call 534
54 (d),(f) 0.000%, 1/01/64 No Opt. Call 504
54 (d),(f) 0.000%, 1/01/65 No Opt. Call 470
53 (d),(f) 0.000%, 1/01/66 No Opt. Call 428
693 (d),(f) 0.000%, 1/01/67 No Opt. Call 5,048
5,455 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 4,930,017
4,210 (d) Public Finance Authority of Wisconsin, Tax Increment Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 4,195,364
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 2,420,783
10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46
8/31 at 100.00 10,284,112
5,810 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48,
(UB)
12/32 at 100.00 6,025,409
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
1,690 4.000%, 10/01/41 10/28 at 102.00 1,370,464
2,000 4.000%, 10/01/61 10/28 at 102.00 1,366,778
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.500%, 11/15/39
5/26 at 100.00 10,252,872
10,345 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2017, 5.000%, 8/15/52, (UB)
8/27 at 100.00 10,428,869
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 4,045,335
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A
:
11,440 5.000%, 2/15/42 2/26 at 100.00 11,442,631
7,000 5.000%, 2/15/46 2/26 at 100.00 6,802,203

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 $ 882,227
10,235 (c) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022A, 5.000%,
4/01/52, (UB)
4/32 at 100.00 10,550,929
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 10,289,063
11,720 (c) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024A, 4.750%, 9/01/50, (UB)
3/33 at 100.00 11,760,088
Total Wisconsin 113,149,208
Total Municipal Bonds
(cost $4,940,432,133) 4,976,168,320
Shares Description (a) Value
X–
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 404,346
8,812 BlackRock MuniHoldings Fund Inc $ 100,897
32,524 Invesco Quality Municipal Income Trust 303,449
Total Investment Companies
(cost $530,611) 404,346
Total Long-Term Investments
(cost $4,940,962,744) 4,976,572,666
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.5% (0.3% of Total Investments)
X –
MUNICIPAL BONDS - 0.5% (0.3% of Total Investments) X 15,635,000
Colorado - 0.3% (0.2% of Total Investments)
$ 10,480 (i) University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018B, 3.800%, 11/15/35, (Mandatory Put 5/07/24)
5/24 at 100.00 $ 10,480,000
Total Colorado 10,480,000
Minnesota - 0.2% (0.1% of Total Investments)
5,155 (i) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.640%, 11/15/38, (Mandatory Put 5/07/24)
4/24 at 100.00 5,155,000
Total Minnesota 5,155,000
Total Municipal Bonds
(cost $15,635,000) 15,635,000
Total Short-Term Investments
(cost $15,635,000) 15,635,000
Total Investments (cost $4,956,597,744 ) - 166.4% 4,992,207,666
Floating Rate Obligations - (10.3)% (308,100,000)
AMTP Shares, Net- (24.2)%(j) (727,285,909)
MFP Shares, Net - (16.8)%(k) (505,396,677)
VRDP Shares, Net- (16.8)%(l) (503,719,279)
Other Assets & Liabilities, Net -   1.7% 51,771,061
Net Assets Applicable to Common Shares - 100% $ 2,999,476,862
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $167,777,142 or 3.4% of Total Investments.

(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) AMTP Shares, Net as a percentage of Total Investments is 14.6%.
(k) MFP Shares, Net as a percentage of Total Investments is 10.1%.
(l) VRDP Shares, Net as a percentage of Total Investments is 10.1%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen AMT-Free Quality Municipal Income
Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 163.0%  (99.4% of Total Investments)
X –
MUNICIPAL BONDS - 163 .0% ( 99 .4 % of Total Investments) X 6,048,121,392
Alabama - 1.2% (0.7% of Total Investments)
$ 15,520 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 $ 15,689,264
5,920 Autauga County Board of Education, Alabama, Special Tax Warrants,
Series 2021, 4.000%, 4/01/51
10/31 at 100.00 5,452,046
35 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/35 - BAM Insured
7/30 at 100.00 35,790
4,250 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,288,323
4,910 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 5,258,913
4,900 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 3,647,189
2,410 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 2,544,966
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,059,200
5,310 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 5,321,543
Total Alabama 43,297,234
Arizona - 1.8% (1.1% of Total Investments)
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 1,152,794
7,115 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015B, 5.000%, 7/01/43 - AGM Insured
7/25 at 100.00 7,137,912
1,315 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 1,352,400
8,895 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 7,955,503
5,135 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 5,154,359
3,130 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017D, 4.000%, 1/01/48
7/30 at 100.00 2,899,798
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A
:
6,550 4.000%, 7/01/49 7/29 at 100.00 6,218,453
1,500 5.000%, 7/01/49 7/29 at 100.00 1,554,964
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
6,545 5.500%, 7/01/37 - FGIC Insured No Opt. Call 7,973,062
10,000 5.500%, 7/01/40 - FGIC Insured No Opt. Call 12,189,354
3,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/47
8/28 at 100.00 3,122,402

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 11,080 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call $ 11,784,787
Total Arizona 68,495,788
California - 5.4% (3.3% of Total Investments)
3,335 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52 -
AGM Insured
10/32 at 100.00 3,546,444
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 3,659,642
3,450 Antelope Valley Joint Union High School District, Los Angeles and Kern
Counties, California, General Obligation Bonds, Series 2004B, 0.000%,
8/01/29 - NPFG Insured
No Opt. Call 2,888,789
8,000 Beverly Hills Unified School District, Los Angeles County, California,
General Obligation Bonds, 2008 Election Series 2009, 0.000%, 8/01/33
No Opt. Call 5,983,945
Burbank Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2013, Series 2015A
:
2,250 (d) 5.000%, 8/01/32, (Pre-refunded 2/01/25) 2/25 at 100.00 2,276,685
1,350 (d) 5.000%, 8/01/33, (Pre-refunded 2/01/25) 2/25 at 100.00 1,366,011
85 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 86,422
California Educational Facilities Authority, Revenue Refunding Bonds,
Loyola Marymount University, Series 2001A
:
5,890 0.000%, 10/01/24 - NPFG Insured No Opt. Call 5,796,815
7,615 0.000%, 10/01/25 - NPFG Insured No Opt. Call 7,217,406
1,350 0.000%, 10/01/39 - NPFG Insured No Opt. Call 693,022
1,500 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 1,512,030
965 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 929,648
5,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2017, 4.000%, 8/01/36
8/26 at 100.00 5,020,963
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
5/24 at 100.00 5,003
9,130 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 9,173,737
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
41 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 41,354
53 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 53,087
64 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 63,704
10,445 Castaic Lake Water Agency, California, Certificates of Participation, Water
System Improvement Project, Series 1999a, 0.000%, 8/01/29 - AMBAC
Insured
No Opt. Call 8,827,547
4,775 (d) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call 4,568,564
7,775 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 5,494,652
910 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 1,078,608

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 78,565 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 $ 7,977,718
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 3,788,504
1,500 Lincoln Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 1, Series 2005, 0.000%, 9/01/26 -
AMBAC Insured
No Opt. Call 1,353,857
995 (d) Los Angeles Department of Water and Power, California, Electric Plant
Revenue Bonds, Series 1994, 5.375%, 2/15/34, (ETM)
5/24 at 100.00 1,010,770
2,490 Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 - NPFG
Insured
No Opt. Call 2,216,729
10,335 (g) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 9,902,865
5,500 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 6,866,903
14,100 New Haven Unified School District, California, General Obligation Bonds,
Refunding Series 2009, 0.000%, 8/01/34 - AGC Insured
No Opt. Call 9,853,713
2,500 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/29
No Opt. Call 2,105,242
1,145 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 1,162,551
Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B
:
1,745 (d) 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG Insured 8/32 at 100.00 2,018,329
1,490 (d) 5.000%, 8/15/34 - NPFG Insured, (ETM) 5/21 at 100.00 1,657,510
1,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 - AGM Insured
No Opt. Call 842,097
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call 1,978,363
9,320 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/33 - AGC Insured
No Opt. Call 6,435,736
1,800 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 0.000%, 8/01/28
No Opt. Call 1,568,283
4,080 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 4,204,332
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
10,595 (d) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 10,712,185
32,725 (d) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 33,086,952
2,965 San Juan Unified School District, Sacramento County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/28 - NPFG Insured
No Opt. Call 2,561,820
4,005 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/26 - FGIC Insured
No Opt. Call 3,720,166
15,750 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 - AGM
Insured
No Opt. Call 8,093,829

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
:
$ 5,000 0.000%, 8/01/46 8/25 at 32.80 $ 1,603,856
6,570 0.000%, 8/01/47 8/25 at 30.90 1,987,258
2,630 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Series 2001B, 0.000%, 9/01/25 - FGIC Insured
No Opt. Call 2,511,676
Total California 199,505,322
Colorado - 14.4% (8.8% of Total Investments)
1,815 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 1,681,000
6,600 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 5,409,968
2,500 Arapahoe County Water and Wastewater Authority, Colorado, Revenue
Bonds, Refunding Series 2019, 4.000%, 12/01/38
12/29 at 100.00 2,524,107
Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022
:
1,610 4.000%, 12/01/48 12/32 at 100.00 1,544,437
2,220 4.000%, 12/01/52 12/32 at 100.00 2,081,720
Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam Facility and
Other System Improvements Project, First Lien Series 2021
:
3,315 4.000%, 8/01/46 8/31 at 100.00 3,150,678
2,000 4.000%, 8/01/51 8/31 at 100.00 1,871,341
9,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 8,660,038
Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022
:
3,010 5.000%, 6/01/42 6/32 at 100.00 3,266,186
7,975 5.000%, 6/01/52 6/32 at 100.00 8,416,899
1,150 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 1,035,394
1,060 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
5/24 at 103.00 980,309
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
1,575 (c) 5.000%, 12/01/37 5/24 at 102.00 1,512,008
3,620 (c) 5.000%, 12/01/47 5/24 at 102.00 3,252,196
1,445 Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A, 5.500%, 12/01/54 - AGM Insured
12/34 at 100.00 1,608,999
1,700 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44
7/24 at 100.00 1,700,027
2,545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 2,596,184
Colorado Health Facilities Authority, Colorado, Health Facilities Revenue
Bonds, The Evangelical Lutheran Good Samaritan Society Project,
Refunding Series 2017
:
2,005 (d) 5.000%, 6/01/34, (Pre-refunded 6/01/27) 6/27 at 100.00 2,109,811
4,615 (d) 5.000%, 6/01/35, (Pre-refunded 6/01/27) 6/27 at 100.00 4,856,248
7,205 (d) 5.000%, 6/01/36, (Pre-refunded 6/01/27) 6/27 at 100.00 7,581,639
8,715 (d) 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 9,170,574
4,105 (d) 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 4,319,588
8,545 (d) 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 8,991,687
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 10,575 4.000%, 11/15/46 11/31 at 100.00 $ 10,100,834
33,390 4.000%, 11/15/50 11/31 at 100.00 31,246,622
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48
5/28 at 100.00 3,063,889
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016
:
1,000 5.000%, 1/01/31 5/24 at 102.00 1,004,843
4,290 5.000%, 1/01/37 5/24 at 102.00 4,291,063
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
21,340 5.000%, 8/01/44 8/29 at 100.00 21,938,931
28,740 4.000%, 8/01/49 8/29 at 100.00 26,141,125
3,410 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.500%, 11/01/47
11/32 at 100.00 3,715,853
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 3,712,453
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 759,626
1,500 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34, (Pre-refunded
9/01/25)
9/25 at 100.00 1,509,428
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A
:
7,080 4.000%, 9/01/45 9/30 at 100.00 6,683,526
3,000 4.000%, 9/01/50 9/30 at 100.00 2,756,178
4,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 4.000%, 11/01/39
11/29 at 100.00 3,874,491
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/38
1/30 at 100.00 3,320,433
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 4,973,367
4,150 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 4,154,013
Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018
:
1,892 5.625%, 12/01/32 5/24 at 103.00 1,900,613
2,660 5.875%, 12/01/46 5/24 at 103.00 2,617,440
2,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C, 5.250%, 12/01/53
12/33 at 100.00 2,155,305
1,500 (d) Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%,
3/01/41, (Pre-refunded 3/01/27)
3/27 at 100.00 1,574,847
6,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 5,865,887
7,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 6,787,098
2,550 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated Headquaters
Facilities, Refunding Series 2020, 4.000%, 6/15/41
6/30 at 100.00 2,550,570

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,000 Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%,
12/15/35
12/28 at 100.00 $ 5,098,523
Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016
:
7,115 (d) 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 7,360,285
1,000 (d) 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 1,034,475
1,250 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 1,166,303
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B
:
2,930 5.000%, 11/15/47 11/32 at 100.00 3,148,005
6,700 5.250%, 11/15/53 11/32 at 100.00 7,238,889
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B
:
5,000 5.000%, 12/01/43 12/28 at 100.00 5,221,681
2,500 5.000%, 12/01/48 12/28 at 100.00 2,588,739
6,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 6,586,466
10,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 9,478,313
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
5,120 5.000%, 12/01/32 12/26 at 100.00 5,229,624
2,935 5.000%, 12/01/35 12/26 at 100.00 2,988,386
1,800 5.000%, 12/01/40 12/26 at 100.00 1,812,074
335 (c) Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39
5/24 at 103.00 336,977
1,500 (c) DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 5.000%, 12/01/49
9/24 at 103.00 1,384,233
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
45,540 0.000%, 9/01/30 - NPFG Insured No Opt. Call 36,315,782
16,635 0.000%, 9/01/32 - NPFG Insured No Opt. Call 12,243,618
49,250 0.000%, 9/01/33 - NPFG Insured No Opt. Call 34,755,395
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
9,310 0.000%, 9/01/28 - NPFG Insured No Opt. Call 7,978,483
2,900 0.000%, 9/01/34 - NPFG Insured No Opt. Call 1,962,942
18,500 0.000%, 3/01/36 - NPFG Insured No Opt. Call 11,578,917
5,950 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 5,861,159
3,850 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/49 - BAM Insured
12/30 at 100.00 3,593,729
5,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 5,378,339
Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021
:
5,700 4.000%, 12/01/46 - AGM Insured 12/31 at 100.00 5,434,606
1,440 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 1,315,269
2,000 Leyden Rock Metropolitan District, Arvada, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 1,797,800

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 $ 1,018,639
1,000 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/36
12/26 at 100.00 1,010,133
1,730 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,730,396
1,230 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 1,086,380
1,085 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
5/24 at 102.00 1,069,066
5,000 Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021, 4.000%, 7/01/51
7/31 at 100.00 4,680,154
2,325 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.000%, 7/01/42
7/31 at 100.00 2,487,317
16,320 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 16,041,914
3,680 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 3,594,719
4,055 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/39 - AGM
Insured
12/29 at 100.00 4,046,755
3,000 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/47
11/32 at 100.00 2,914,318
6,065 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 6,165,688
600 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45
12/30 at 100.00 401,013
Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017
:
9,865 5.000%, 12/01/42 12/27 at 100.00 10,105,894
3,600 5.000%, 12/01/47 12/27 at 100.00 3,667,552
2,350 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 2,293,584
850 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 881,526
1,000 (c) Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52
9/27 at 103.00 939,503
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 908,906
3,250 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 3,312,669

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020
:
$ 685 (c) 3.000%, 12/01/30 No Opt. Call $ 597,145
1,300 (c) 5.000%, 12/01/44 12/30 at 100.00 1,223,690
995 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 786,167
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 3.250%,
12/01/45 - BAM Insured
12/28 at 100.00 811,762
2,500 University of Colorado, Enterprise System Revenue Bonds, Refunding
Green Series 2021A, 4.000%, 6/01/46
6/31 at 100.00 2,438,295
2,500 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 2,525,948
5,000 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 5,287,514
2,175 Weld County School District RE1, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/15/30
12/26 at 100.00 2,261,618
5,650 Weld County School District RE-4, Windsor, Colorado, General Obligation
Bonds, Series 2023, 5.250%, 12/01/47
12/32 at 100.00 6,188,075
7,810 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 7,328,469
1,785 (c) West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A,
6.500%, 12/01/50
12/28 at 103.00 1,833,832
500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 419,807
Total Colorado 533,966,933
Connecticut - 0.7% (0.4% of Total Investments)
1,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,665,856
6,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,337,240
2,800 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/55
1/26 at 102.00 2,171,576
7,165 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 7,209,254
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/34
7/27 at 100.00 519,606
7,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/37
5/30 at 100.00 8,193,977
Total Connecticut 25,097,509
Delaware - 0.3% (0.2% of Total Investments)
1,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 955,425
9,070 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 9,120,873
Total Delaware 10,076,298

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 3.5% (2.1% of Total Investments)
$ 1,250 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
5/24 at 100.00 $ 1,191,504
107,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/24 at 25.76 24,959,366
5,000 District of Columbia, General Obligation Bonds, Series 2021D, 4.000%,
2/01/46
2/31 at 100.00 4,894,434
District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017
:
3,500 5.000%, 4/01/35 4/27 at 100.00 3,629,641
3,440 5.000%, 4/01/36 4/27 at 100.00 3,557,802
60 (d) 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 62,932
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
12,455 4.000%, 10/01/44 10/29 at 100.00 11,816,257
4,750 5.000%, 10/01/47 10/29 at 100.00 4,857,350
13,710 4.000%, 10/01/49 10/29 at 100.00 12,518,827
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 - AGC
Insured
No Opt. Call 4,201,337
32,000 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 34,353,789
18,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 19,649,497
3,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 3,071,235
Total District of Columbia 128,763,971
Florida - 7.5% (4.6% of Total Investments)
2,800 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46
5/24 at 100.00 2,800,297
2,830 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 2,839,118
5,810 Collier County, Florida, Tourist Development Tax Revenue Bonds, Series
2018, 4.000%, 10/01/43
10/28 at 100.00 5,672,459
530 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50
9/27 at 100.00 460,211
Florida Municipal Loan Council, Revenue Bonds, Series 2000B
:
1,040 0.000%, 11/01/25 - NPFG Insured No Opt. Call 970,718
1,590 0.000%, 11/01/26 - NPFG Insured No Opt. Call 1,421,767
2,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 1,879,935
15,000 (h) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018F, 5.000%, 10/01/48, (UB)
10/28 at 100.00 15,557,603
Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B
:
5,730 (d) 5.000%, 10/01/40, (Pre-refunded 10/01/24) 10/24 at 100.00 5,757,521
12,885 (d) 5.000%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 12,946,885

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 13,480 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 $ 11,785,852
5,060 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 5,318,573
2,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 2,508,218
Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A
:
3,810 5.000%, 2/01/40 - AGM Insured 5/24 at 100.00 3,810,183
19,145 5.000%, 2/01/44 - AGM Insured 5/24 at 100.00 19,144,037
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
205 5.000%, 7/01/32 7/27 at 100.00 188,543
5,035 5.125%, 7/01/46 7/27 at 100.00 4,104,081
7,390 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 7,407,749
27,470 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 28,094,470
10,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/35
5/24 at 100.00 10,002,693
5,560 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51
8/31 at 100.00 5,111,302
3,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 2,926,352
7,000 (h) Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured, (UB)
3/32 at 100.00 7,381,208
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 1,002,752
14,015 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 14,189,576
4,715 Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson
Health System, Series 2017, 5.000%, 6/01/38
6/27 at 100.00 4,821,797
7,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48
7/28 at 100.00 6,659,890
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 5,229,476
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B
:
6,000 4.000%, 10/01/44 10/29 at 100.00 5,916,346
3,965 4.000%, 10/01/49 10/29 at 100.00 3,721,192
11,240 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 10,392,869
1,095 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2,
0.000%, 10/01/32
10/29 at 91.18 752,415
4,250 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 4,328,447

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 2,155 Palm Beach County Health Facilities Authority, Florida  Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2018A, 5.000%, 11/15/45
11/25 at 103.00 $ 2,179,340
4,680 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 4,820,203
8,200 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018A, 5.000%, 3/15/42
5/28 at 100.00 8,401,088
12,170 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 11,336,622
6,625 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/33
5/25 at 100.00 6,648,191
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
8,000 5.000%, 8/15/42 8/27 at 100.00 8,122,223
8,595 5.000%, 8/15/47 8/27 at 100.00 8,683,138
915 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments
Special Purpose Bonds, Stadium Project, Series 1995, 5.750%, 10/01/25 -
NPFG Insured
No Opt. Call 933,603
4,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 4.000%, 11/15/46
5/26 at 100.00 3,716,942
2,000 (d) Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45,
(Pre-refunded 4/15/25)
4/25 at 100.00 2,025,952
7,400 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 7,446,021
Total Florida 279,417,858
Georgia - 4.7% (2.9% of Total Investments)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2015
:
3,400 (d) 5.000%, 11/01/33, (Pre-refunded 5/01/25) 5/25 at 100.00 3,453,826
2,040 (d) 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 2,072,295
10,235 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 10,331,255
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
:
2,000 5.000%, 4/01/42 4/27 at 100.00 2,034,179
10,000 5.000%, 4/01/47 4/27 at 100.00 10,099,337
2,500 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 2,607,844
5,300 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 4,846,655
5,725 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%,
7/01/46
7/26 at 100.00 5,778,841
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
4,330 5.000%, 4/01/42 4/27 at 100.00 4,403,998
10,000 5.000%, 4/01/47 4/27 at 100.00 10,099,337

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 6,370 4.000%, 4/01/50 4/30 at 100.00 $ 5,868,015
4,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 4,037,618
5,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,599,354
12,590 (d) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 12,782,625
7,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 7,809,194
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 4.000%, 2/15/40
2/31 at 100.00 1,947,163
8,000 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 7,676,107
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52 7/32 at 100.00 1,786,185
11,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 10,660,443
1,350 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2005, 5.250%, 2/01/27
No Opt. Call 1,423,023
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
1,860 5.000%, 5/15/43 5/29 at 100.00 1,875,434
14,100 5.000%, 5/15/49 No Opt. Call 14,384,139
10,160 (h) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30), (UB)
6/30 at 100.15 10,702,980
3,425 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30)
6/30 at 100.15 3,608,042
6,310 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/43
7/26 at 100.00 6,433,700
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A
:
5,680 5.000%, 7/01/60 7/25 at 100.00 5,621,034
3,300 5.500%, 7/01/60 7/25 at 100.00 3,307,741
8,230 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 8,284,988
5,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 4,753,439
Total Georgia 173,288,791
Hawaii - 0.1% (0.1% of Total Investments)
275 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43
5/24 at 100.00 275,153
3,500 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Green Senior Series 2023, 5.000%, 7/01/48
7/33 at 100.00 3,760,442
Total Hawaii 4,035,595
Idaho - 0.8% (0.5% of Total Investments)
3,860 Boise State University, Idaho, General Revenue Bonds, Series 2023A,
5.250%, 4/01/53
4/33 at 100.00 4,154,931
7,885 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/51
3/32 at 100.00 7,026,905

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
$ 2,185 Idaho Housing and Finance Association, GNMA Housing Revenue
Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%,
3/20/37
5/24 at 101.00 $ 2,209,000
5,500 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.875%, 11/01/53
11/33 at 100.00 5,576,900
Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A
:
2,800 (h) 4.600%, 1/01/49, (UB) 1/33 at 100.00 2,778,612
5,000 (h) 4.650%, 1/01/54, (UB) 1/33 at 100.00 4,903,077
3,325 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2024, 6.250%, 9/01/53
3/29 at 103.00 3,374,096
Total Idaho 30,023,521
Illinois - 16.6% (10.1% of Total Investments)
Board of Regents of Illinois State University, Auxiliary Facilities System
Revenue Bonds, Series 2018A
:
1,000 5.000%, 4/01/34 - AGM Insured 4/28 at 100.00 1,062,170
285 5.000%, 4/01/37 - AGM Insured 4/28 at 100.00 299,597
1,370 5.000%, 4/01/38 - AGM Insured 4/28 at 100.00 1,432,748
Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2002B
:
4,595 0.000%, 1/01/32 - FGIC Insured No Opt. Call 3,331,854
4,000 0.000%, 1/01/34 - FGIC Insured No Opt. Call 2,660,945
11,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 11,445,370
3,155 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 3,458,820
5,750 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 5,817,573
6,920 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 6,800,215
11,450 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 11,853,118
1,785 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 1,854,726
23,535 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 25,347,619
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/38
12/30 at 100.00 1,534,281
2,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A, 5.000%, 12/01/47
12/31 at 100.00 2,874,564
2,175 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 2,382,854
1,000 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - NPFG
Insured
No Opt. Call 1,018,100
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
14,765 4.000%, 12/01/50 - BAM Insured 12/29 at 100.00 13,504,804
4,000 4.000%, 12/01/50 12/29 at 100.00 3,570,189
9,285 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 9,308,822

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 5.000%, 1/01/53
1/29 at 100.00 $ 4,111,438
1,000 (h) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/40, (UB)
1/32 at 100.00 1,081,056
22,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/25 - FGIC Insured
No Opt. Call 22,007,646
10,565 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 11,009,091
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
4,000 5.000%, 1/01/40 1/29 at 100.00 4,116,654
5,425 5.500%, 1/01/49 1/29 at 100.00 5,597,915
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
12,190 5.250%, 1/01/53 - AGM Insured 7/33 at 100.00 13,018,336
2,000 5.250%, 1/01/58 - AGM Insured 7/33 at 100.00 2,129,675
Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A
:
7,240 5.250%, 11/01/53 - AGM Insured 5/33 at 100.00 7,758,505
6,030 5.500%, 11/01/62 - AGM Insured 5/33 at 100.00 6,517,306
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 4,571,419
3,500 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 3,350,352
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
2,750 3.900%, 11/01/36 11/27 at 102.00 2,769,385
5,265 5.500%, 11/01/36 5/24 at 100.00 5,271,563
3,215 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 2,700,147
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
3,500 5.000%, 2/15/32 2/27 at 100.00 3,614,981
25,880 4.000%, 2/15/41 2/27 at 100.00 24,848,211
1,200 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 1,215,543
55 (d) 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 55,712
3,000 5.000%, 2/15/41 2/27 at 100.00 3,035,817
2,500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 2,103,024
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
8,750 (d) 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 8,778,830
11,030 (d) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 11,066,343
1,000 (c) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53
8/33 at 100.00 1,040,481
16,165 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 16,382,882
Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A
:
10,945 4.000%, 8/15/42 8/32 at 100.00 10,555,144
5,155 5.000%, 8/15/51 8/32 at 100.00 5,368,090
22,590 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 22,732,279

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
$ 7,285 5.000%, 8/15/35 8/25 at 100.00 $ 7,362,659
4,135 5.000%, 8/15/44 8/25 at 100.00 4,155,366
5,410 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 5,415,799
14,200 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 4.000%, 8/15/41
8/31 at 100.00 13,794,790
Illinois State, General Obligation Bonds, April Series 2014
:
2,500 5.000%, 4/01/31 5/24 at 100.00 2,502,249
3,000 5.000%, 4/01/38 5/24 at 100.00 3,002,030
Illinois State, General Obligation Bonds, December Series 2017A
:
5,000 5.000%, 12/01/34 12/27 at 100.00 5,202,932
2,000 5.000%, 12/01/35 12/27 at 100.00 2,077,119
5,420 5.000%, 12/01/39 12/27 at 100.00 5,558,661
2,300 Illinois State, General Obligation Bonds, February Series 2014, 5.250%,
2/01/32
5/24 at 100.00 2,302,495
1,750 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/32
1/26 at 100.00 1,780,243
3,565 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/26
No Opt. Call 3,656,337
4,170 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 4,455,477
Illinois State, General Obligation Bonds, May Series 2018A
:
17,000 6.000%, 5/01/26 No Opt. Call 17,733,093
4,485 6.000%, 5/01/27 No Opt. Call 4,788,077
Illinois State, General Obligation Bonds, May Series 2020
:
1,115 5.500%, 5/01/30 No Opt. Call 1,188,025
5,305 5.500%, 5/01/39 5/30 at 100.00 5,734,270
2,360 5.750%, 5/01/45 5/30 at 100.00 2,538,011
4,825 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47
5/32 at 100.00 5,158,890
9,710 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 10,045,163
5,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 5,485,703
29,430 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 29,751,199
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 10,443,296
12,010 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 12,684,833
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A
:
9,640 4.000%, 1/01/42 1/32 at 100.00 9,514,223
10,455 5.000%, 1/01/46 1/32 at 100.00 11,029,517
5,410 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/43
7/33 at 100.00 5,919,034
8,130 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 8,311,750

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,175 Macon and DeWitt Counties Community Unit School District 2 Maroa-
Forsyth, Illinois, General Obligation Bonds, Series 2021, 4.000%, 12/01/41
- AGM Insured
12/30 at 100.00 $ 1,177,685
5,080 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 5,184,058
8,800 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 8,895,399
4,750 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 4,805,742
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
33,000 0.000%, 6/15/45 - AGM Insured No Opt. Call 12,100,407
5,355 0.000%, 6/15/46 - AGM Insured No Opt. Call 1,844,099
13,350 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call 13,019,665
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
3,505 0.000%, 6/15/30 9/23 at 67.44 2,787,468
195 (d) 0.000%, 6/15/30, (ETM) No Opt. Call 158,662
28,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 17,955,428
3,280 0.000%, 6/15/37 - NPFG Insured No Opt. Call 1,881,470
11,715 0.000%, 12/15/38 - NPFG Insured No Opt. Call 6,147,961
4,290 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call 4,437,664
2,300 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call 2,622,829
2,855 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured
6/33 at 100.00 3,038,966
2,500 Sangamon County Water Reclamation District, Illinois, General Obligation
Bonds Alternate Revenue Source, Project & Refunding Series 2019A,
4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 2,388,504
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
2,250 5.000%, 3/01/29 3/25 at 100.00 2,270,802
7,000 5.000%, 3/01/31 3/25 at 100.00 7,061,858
Total Illinois 615,736,102
Indiana - 2.9% (1.8% of Total Investments)
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 5,813,379
7,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 6,614,390
Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A
:
1,875 4.000%, 12/01/40 6/25 at 100.00 1,831,826
3,400 5.000%, 12/01/40 6/25 at 100.00 3,426,754
13,415 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/52 - AGM Insured
1/32 at 100.00 13,691,511

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 11,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 $ 11,110,124
12,820 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2022B, 5.250%, 10/01/52
10/30 at 100.00 13,546,740
13,215 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 13,278,470
5,130 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 5,188,371
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 1,085,289
3,460 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 5.000%,
3/01/53 - BAM Insured
3/33 at 100.00 3,584,089
8,040 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Stormwater Project, Green Series 2022C, 5.000%, 1/01/52
1/32 at 100.00 8,464,908
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
9,255 0.000%, 2/01/25 - AMBAC Insured No Opt. Call 8,973,796
9,560 0.000%, 2/01/26 - AMBAC Insured No Opt. Call 8,922,226
1,000 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.250%, 1/01/49
7/34 at 100.00 1,081,610
1,580 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 - AGM
Insured
No Opt. Call 1,379,185
Total Indiana 107,992,668
Iowa - 1.0% (0.6% of Total Investments)
6,775 Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021, 5.000%, 9/01/51
9/28 at 102.00 5,035,765
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
8,250 5.000%, 12/01/50 12/29 at 103.00 8,594,309
7,000 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 7,266,648
3,085 Iowa Finance Authority, Senior Housing Revenue Bonds, Northcrest Inc.
Project, Series 2018A, 5.000%, 3/01/48
5/24 at 103.00 2,647,502
8,265 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 1,035,803
Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital
Loan Note Series 2016
:
4,700 (d) 5.000%, 12/01/36, (Pre-refunded 12/01/26) 12/26 at 100.00 4,894,240
5,990 (d) 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 6,237,552
Total Iowa 35,711,819
Kansas - 0.7% (0.4% of Total Investments)
Ellis County Unified School District 489 Hays, Kansas, General Obligation
Bonds, Refunding & Improvement Series 2022B
:
5,000 5.000%, 9/01/42 - AGM Insured 9/31 at 100.00 5,339,100
3,050 5.000%, 9/01/47 - AGM Insured 9/31 at 100.00 3,204,472
3,700 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/38 - BAM Insured
4/26 at 100.00 3,793,058
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A
:
6,000 5.000%, 7/01/43 7/28 at 100.00 6,098,592

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas (continued)
$ 6,465 5.000%, 7/01/48 7/28 at 100.00 $ 6,518,726
Total Kansas 24,953,948
Kentucky - 0.9% (0.5% of Total Investments)
6,010 Kentucky Economic Development Finance Authority, Health System
Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28
- NPFG Insured
No Opt. Call 4,978,813
1,300 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 1,319,694
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
5,000 6.750%, 7/01/43 7/31 at 100.00 5,713,666
8,610 6.875%, 7/01/46 7/31 at 100.00 9,859,052
10,000 (h) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2024A-1, 5.000%, 5/01/55, (Mandatory Put 7/01/30), (UB)
4/30 at 100.17 10,401,768
Total Kentucky 32,272,993
Louisiana - 1.8% (1.1% of Total Investments)
6,305 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
5/24 at 100.00 6,306,414
5,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 5,155,782
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,924,638
Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A
:
3,940 (h) 4.550%, 12/01/49, (UB) 6/33 at 100.00 3,905,029
1,895 (h) 4.650%, 12/01/54, (UB) 6/33 at 100.00 1,872,835
1,965 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, East Baton Rouge
Sewerage Commission Projects, Refunding Series 2023, 5.000%, 2/01/41
2/33 at 100.00 2,097,001
13,590 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 13,757,514
1,695 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,706,694
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
20 (d) 4.000%, 5/15/35, (Pre-refunded 5/15/26) 5/26 at 100.00 20,181
2,345 4.000%, 5/15/36 5/26 at 100.00 2,355,309
20 (d) 5.000%, 5/15/47, (Pre-refunded 5/15/26) 5/26 at 100.00 20,571
1,975 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 1,983,950
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
3,615 5.000%, 7/01/48 7/33 at 100.00 3,819,989
10,765 5.250%, 7/01/53 7/33 at 100.00 11,527,283
1,015 Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding
Second Lien Series 2017C, 5.000%, 5/01/45
11/27 at 100.00 1,042,236
5,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48
1/27 at 100.00 5,078,051

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 5,000 Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series
2018A, 5.000%, 7/01/48
7/28 at 100.00 $ 5,071,704
1,355 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 1,364,279
Total Louisiana 69,009,460
Maine - 0.7% (0.4% of Total Investments)
6,300 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/41
7/26 at 100.00 5,905,752
8,675 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 8,926,888
11,150 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 10,403,016
Total Maine 25,235,656
Maryland - 1.5% (0.9% of Total Investments)
5,905 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 5,339,130
8,610 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 8,816,670
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47
7/26 at 100.00 2,023,979
4,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 3,687,144
4,125 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/47
6/32 at 100.00 3,890,733
17,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/42
5/28 at 100.00 17,621,019
Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020
:
3,000 4.000%, 7/01/39 7/30 at 100.00 3,014,813
3,000 4.000%, 7/01/50 7/30 at 100.00 2,854,174
4,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 5.000%, 12/01/44
6/25 at 100.00 4,023,704
1,150 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37
11/24 at 103.00 1,132,267
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 2,031,299
Total Maryland 54,434,932
Massachusetts - 2.6% (1.6% of Total Investments)
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 5.250%, 3/01/54
3/34 at 100.00 5,376,233
930 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 913,425
3,890 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 4,164,007
3,630 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 3,664,257

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 1,100 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 $ 1,115,496
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015
:
2,070 4.500%, 1/01/45 1/25 at 100.00 1,918,021
8,800 5.000%, 1/01/45 1/25 at 100.00 8,800,692
4,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/36
1/28 at 100.00 4,114,674
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015
:
1,380 5.000%, 9/01/40 9/25 at 100.00 1,381,853
1,545 5.000%, 9/01/45 9/25 at 100.00 1,517,591
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 3,602,132
26,750 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015B, 4.000%, 5/01/45
5/23 at 100.00 26,018,136
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/52
10/32 at 100.00 5,423,097
14,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2023A, 5.000%, 5/01/48
5/33 at 100.00 15,037,690
12,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B, 5.000%, 6/01/52
6/32 at 100.00 12,733,972
Total Massachusetts 95,781,276
Michigan - 10.3% (6.3% of Total Investments)
315 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/34
11/27 at 102.00 318,315
4,445 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 4,517,380
1,220 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,199,819
1,000 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.250%, 11/01/36
5/24 at 100.00 775,291
2,000 County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016, 5.000%,
2/15/47
2/27 at 100.00 1,816,814
4,400 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 4,285,034
2,755 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 2,851,312
15 Detroit, Michigan, Water Supply System Revenue Bonds, Refunding
Second Lien Series 2004A, 5.000%, 7/01/34 - AGM Insured
5/24 at 100.00 15,015
1,700 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 1,745,072
Eastern Michigan University, General Revenue Bonds, Refunding Series
2017A
:
1,100 5.000%, 3/01/33 - BAM Insured 3/27 at 100.00 1,145,018
2,270 5.000%, 3/01/36 - BAM Insured 3/27 at 100.00 2,364,713
Eastern Michigan University, General Revenue Bonds, Series 2018A
:
10,710 4.000%, 3/01/44 - AGM Insured 3/28 at 100.00 10,303,273
455 (d) 4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured 3/28 at 100.00 469,517

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
Grand Rapids and Kent County Joint Building Authority, Michigan, Limited
Tax General Obligation Bonds, Devos Place Project, Series 2001
:
$ 8,575 0.000%, 12/01/24 No Opt. Call $ 8,385,617
8,900 0.000%, 12/01/25 No Opt. Call 8,403,859
3,000 0.000%, 12/01/26 No Opt. Call 2,740,649
100 0.000%, 12/01/27 No Opt. Call 88,533
4,305 0.000%, 12/01/29 No Opt. Call 3,585,022
1,000 Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016, 5.000%, 5/01/38 -
AGM Insured
5/26 at 100.00 1,012,422
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019
:
1,250 5.000%, 11/01/42 - AGM Insured 5/29 at 100.00 1,303,972
1,850 5.000%, 11/01/43 - AGM Insured 5/29 at 100.00 1,925,192
Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018
:
2,500 5.000%, 1/01/43 1/28 at 100.00 2,593,878
6,055 5.000%, 1/01/48 1/28 at 100.00 6,241,419
4,295 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series
2020, 5.000%, 1/01/45
1/30 at 100.00 4,535,218
Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Series 2019A
:
1,720 5.000%, 7/01/36 7/28 at 100.00 1,819,561
1,995 5.000%, 7/01/39 7/28 at 100.00 2,086,787
500 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 503,192
1,005 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Refunding Second Lien Series 2016C, 5.000%, 7/01/32
7/26 at 100.00 1,035,536
Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2016C
:
6,245 5.000%, 7/01/32 7/26 at 100.00 6,447,048
10,000 5.000%, 7/01/35 7/26 at 100.00 10,284,702
27,955 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Senior Lien Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 28,361,823
6,910 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/47
5/30 at 100.00 6,683,742
1,265 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, Series 2017, 5.000%, 5/01/30
5/27 at 100.00 1,334,443
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2016
:
1,000 5.000%, 6/01/31 6/26 at 100.00 1,030,824
1,445 5.000%, 6/01/34 6/26 at 100.00 1,484,270
Kent County, Michigan, General Obligation Bonds, Limited Tax Capital
Improvement Series 2017A
:
1,570 5.000%, 6/01/36 6/27 at 100.00 1,663,229
1,650 5.000%, 6/01/37 6/27 at 100.00 1,740,099
1,025 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/34
1/25 at 100.00 1,033,926
3,440 Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax
Series 2015, 5.000%, 1/01/31
1/25 at 100.00 3,470,331
2,375 Kentwood Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023-II, 5.000%, 5/01/49 - AGM
Insured
5/33 at 100.00 2,512,130

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
Lake Superior State University Board of Trustees, Michigan, General
Revenue Bonds, Series 2018
:
2,395 5.000%, 1/15/38 - AGM Insured 1/28 at 100.00 2,496,241
4,000 5.000%, 1/15/43 - AGM Insured 1/28 at 100.00 4,124,810
10,900 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 11,470,037
11,835 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2021A, 5.000%, 7/01/51
7/31 at 100.00 12,477,862
1,325 Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building and Site Series 2019II, 5.000%, 5/01/40
5/29 at 100.00 1,411,057
Lansing School District, Ingham County, Michigan, General Obligation
Bonds, Series 2016I
:
2,085 5.000%, 5/01/38 5/26 at 100.00 2,114,485
2,200 5.000%, 5/01/41 5/26 at 100.00 2,229,849
2,200 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
5/24 at 103.00 2,103,209
500 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/33
7/26 at 100.00 508,676
1,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,554,160
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020
:
17,500 4.000%, 11/01/50 11/30 at 100.00 15,846,164
10,005 4.000%, 11/01/55 11/30 at 100.00 8,867,808
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Kalamazoo College Project, Refunding Series 2018,
5.000%, 12/01/43
12/28 at 100.00 3,572,802
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015
:
3,330 (d) 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 3,374,502
2,730 (d) 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 2,766,483
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1
:
895 5.000%, 10/01/24 5/24 at 100.00 895,691
2,000 5.000%, 10/01/25 10/24 at 100.00 2,009,797
11,025 5.000%, 10/01/39 10/24 at 100.00 11,041,049
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C
:
4,665 5.000%, 7/01/34 7/25 at 100.00 4,712,341
1,070 5.000%, 7/01/35 7/25 at 100.00 1,080,858
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1
:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 1,502,389
1,625 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 1,626,914
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI
:
5,340 5.000%, 12/01/45 6/26 at 100.00 5,403,780
175 (d) 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 180,860
9,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 8,160,510

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 12,520 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/36
12/27 at 100.00 $ 12,585,990
1,900 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017MI, 5.000%, 12/01/30
6/27 at 100.00 1,991,988
2,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 1,834,889
11,730 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 12,202,685
10,330 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 9,593,591
190 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
5/24 at 100.00 190,039
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I
:
14,915 5.000%, 4/15/31 10/25 at 100.00 15,164,486
2,085 (d) 5.000%, 4/15/31, (Pre-refunded 10/15/25) 10/25 at 100.00 2,127,591
5,615 5.000%, 4/15/38 10/25 at 100.00 5,691,346
665 (d) Michigan State Hospital Finance Authority, Hospital Revenue Refunding
Bonds, St. John's Health System, Series 1998A, 5.000%, 5/15/28 - AMBAC
Insured, (ETM)
5/24 at 100.00 707,003
8,300 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 7,986,955
3,000 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 3,134,514
1,950 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 1,964,839
Muskegon County, Michigan, General Obligation Wastewater Bonds,
Management System 1, Refunding Series 2015
:
1,350 5.000%, 11/01/33 11/25 at 100.00 1,373,606
1,730 5.000%, 11/01/36 11/25 at 100.00 1,757,477
Northern Michigan University, General Revenue Bonds, Series 2018A
:
400 5.000%, 12/01/33 6/28 at 100.00 427,423
650 5.000%, 12/01/35 6/28 at 100.00 694,337
1,200 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%, 5/01/47
5/32 at 100.00 1,167,600
3,805 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2023II, 5.000%, 5/01/44
5/33 at 100.00 4,095,367
1,510 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,591,769
810 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 833,003
5,240 Troy School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/52
5/33 at 100.00 5,526,282
University of Michigan, Michigan, General Revenue Bonds, Series 2017A
:
1,065 (d) 5.000%, 4/01/36, (Pre-refunded 4/01/27) 4/27 at 100.00 1,120,691
2,000 (d) 5.000%, 4/01/42, (Pre-refunded 4/01/27) 4/27 at 100.00 2,104,585
7,200 (d),(h) 5.000%, 4/01/47, (Pre-refunded 4/01/27), (UB) 4/27 at 100.00 7,576,505
5,000 (d) 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 5,261,461
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 1,029,591

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 2,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 $ 2,214,274
5,000 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/43
11/28 at 100.00 5,154,390
2,590 West Bloomfield School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/36 -
AGM Insured
5/27 at 100.00 2,744,597
Western Michigan University, General Revenue Bonds, Refunding Series
2015A
:
1,500 5.000%, 11/15/40 5/25 at 100.00 1,511,937
850 5.000%, 11/15/45 5/25 at 100.00 854,023
3,335 Western Michigan University, General Revenue Bonds, Refunding Series
2019A, 5.000%, 11/15/44
11/29 at 100.00 3,493,644
175 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 176,622
2,700 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015A,
5.000%, 10/01/44 - BAM Insured
10/25 at 100.00 2,712,684
Total Michigan 384,244,115
Minnesota - 5.4% (3.3% of Total Investments)
285 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 259,603
5,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series 2024A,
5.000%, 2/01/49
2/34 at 100.00 5,332,604
3,565 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Series 2021A,
5.250%, 6/15/56
6/29 at 100.00 2,605,686
730 Brooklyn Center, Minnesota, Charter School Lease Revenue Bonds, Tesfa
International dba Twin Lakes STEM Academy Project, Taxable Series
2021B, 6.000%, 6/15/31
6/29 at 100.00 658,084
3,000 Carlton County, Minnesota, General Obligation Bonds, Minnesota State
Credit Enhancement Program Series 2022A, 4.000%, 2/01/47
2/32 at 100.00 2,915,699
350 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/39
9/26 at 102.00 275,371
1,000 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/36
7/24 at 102.00 947,930
4,005 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/41
10/24 at 102.00 3,878,131
Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A
:
830 (c) 3.500%, 8/01/25 5/24 at 100.00 819,705
1,000 (c) 5.000%, 8/01/46 5/24 at 100.00 936,194
590 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/37
7/25 at 100.00 592,731
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
2,000 4.250%, 2/15/43 2/28 at 100.00 1,905,236
1,300 5.000%, 2/15/43 2/28 at 100.00 1,324,127
4,050 5.000%, 2/15/48 2/28 at 100.00 4,102,197

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 6,650 5.000%, 2/15/53 2/28 at 100.00 $ 6,709,176
3,000 5.250%, 2/15/53 2/28 at 100.00 3,044,097
7,240 5.250%, 2/15/58 2/28 at 100.00 7,342,908
3,600 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 3,706,738
GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A
:
1,980 5.000%, 2/01/42 2/31 at 100.00 2,131,278
1,125 4.125%, 2/01/52 2/31 at 100.00 1,099,002
535 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 418,712
9,840 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 9,846,184
2,800 Itasca County Independent School District 318, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/37
2/27 at 100.00 2,840,859
1,000 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 943,968
405 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 364,796
2,250 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021, 4.000%, 11/15/40
11/31 at 100.00 2,172,893
2,530 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 4.000%, 11/15/48
11/28 at 100.00 2,139,588
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A
:
1,000 5.000%, 1/01/33 7/29 at 100.00 1,086,186
2,245 5.000%, 1/01/44 7/29 at 100.00 2,354,830
3,500 5.000%, 1/01/49 7/29 at 100.00 3,638,133
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C
:
1,630 5.000%, 1/01/37 1/27 at 100.00 1,694,954
7,000 5.000%, 1/01/46 1/27 at 100.00 7,153,876
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A
:
2,000 4.125%, 1/01/47 1/32 at 100.00 1,926,010
2,000 4.250%, 1/01/52 1/32 at 100.00 1,914,355
11,885 5.000%, 1/01/52 1/32 at 100.00 12,491,929
5,000 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 5,324,911
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
:
1,000 4.125%, 10/01/42 10/30 at 100.00 983,219
610 4.125%, 10/01/42 10/30 at 100.00 599,764
2,140 5.000%, 10/01/47 10/30 at 100.00 2,225,645
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D, 4.000%, 8/01/42
8/30 at 100.00 971,263
280 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/37
8/31 at 100.00 254,768
650 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/35
8/31 at 100.00 607,975

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 3,165 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C, 4.000%, 8/01/43
8/31 at 100.00 $ 3,040,475
3,805 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C, 5.000%, 8/01/41
8/32 at 100.00 4,135,456
2,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/42
12/26 at 100.00 2,029,277
10,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 10,640,748
Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019
:
10,325 5.000%, 5/01/48 5/29 at 100.00 10,627,927
6,000 4.000%, 5/01/49 5/29 at 100.00 5,458,444
4,825 (c) Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53
3/33 at 100.00 4,610,029
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 1,812,626
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 2,011,925
530 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 3.875%, 12/01/30
12/28 at 102.00 461,347
4,170 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 3,464,351
Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A
:
1,000 5.000%, 7/01/29 7/25 at 100.00 1,010,534
4,000 5.000%, 7/01/31 7/25 at 100.00 4,042,523
3,420 5.000%, 7/01/33 7/25 at 100.00 3,455,088
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A
:
595 4.000%, 11/15/35 11/27 at 100.00 572,441
1,470 4.000%, 11/15/43 11/27 at 100.00 1,289,337
3,315 5.000%, 11/15/47 11/27 at 100.00 3,336,923
800 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2023-3, 4.750%, 10/01/43
10/33 at 100.00 807,642
Saint Paul, Minnesota, Housing and Redevelopment Authority, Minnesota
Charter School Lease Revenue Bonds, Series 2022A
:
180 6.500%, 6/01/29 No Opt. Call 176,920
1,070 6.375%, 6/01/42 6/29 at 103.00 1,066,518
3,055 6.500%, 6/01/57 6/29 at 103.00 3,054,785
850 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 777,384
4,270 St. Paul Housing and Redevelopment Authority, Minnesota, Charter
School Revenue Bonds, Higher Ground Academy Charter School, Series
2018, 5.000%, 12/01/43
12/26 at 102.00 4,165,689
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
3,595 (d) 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 3,665,302
5,315 (d) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 5,418,937

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
$ 300 5.000%, 8/01/32 8/24 at 102.00 $ 304,690
150 5.000%, 8/01/33 8/24 at 102.00 152,184
250 5.000%, 8/01/35 8/24 at 102.00 253,213
600 4.000%, 8/01/39 8/24 at 102.00 550,313
2,000 5.000%, 8/01/49 8/24 at 102.00 1,977,223
3,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 3,075,479
Total Minnesota 199,987,045
Mississippi - 0.1% (0.1% of Total Investments)
4,500 Medical Center Educational Building Corporation, Mississippi, Revenue
Bonds, University of Mississippi Medical Center New Facilities &
Refinancing Project, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,292,740
Total Mississippi 4,292,740
Missouri - 5.6% (3.4% of Total Investments)
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016
:
2,470 4.000%, 8/01/33 8/26 at 100.00 1,921,449
4,590 5.000%, 8/01/35 8/26 at 100.00 3,756,539
3,700 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017,
5.000%, 10/01/47
10/27 at 100.00 3,642,722
2,000 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 2,167,970
6,940 (h) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47, (UB)
12/33 at 100.00 7,450,838
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1
:
8,150 0.000%, 4/15/27 - AMBAC Insured No Opt. Call 7,311,468
5,000 0.000%, 4/15/31 - AMBAC Insured No Opt. Call 3,852,567
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
:
2,475 4.000%, 1/01/38 1/28 at 100.00 2,494,518
4,470 4.000%, 1/01/42 1/28 at 100.00 4,395,121
1,475 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/40
4/31 at 100.00 1,573,270
1,750 Kansas City, Missouri, Water Revenue Bonds, Series 2023A, 4.000%,
12/01/47
12/33 at 100.00 1,699,087
2,700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 4.125%,
11/01/38
11/29 at 100.00 2,581,930
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 2,849,401
2,160 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,428,698
3,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 2,758,059

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,350 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/35
5/26 at 100.00 $ 1,383,994
1,400 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/42
6/27 at 100.00 1,432,524
1,830 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 1,836,611
1,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2013C, 4.000%, 1/01/50, (Mandatory Put 1/01/46)
7/26 at 100.00 1,414,345
14,000 (h) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB)
1/28 at 100.00 12,981,724
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A
:
4,165 4.000%, 11/15/44 5/29 at 100.00 3,980,915
4,220 4.000%, 11/15/49 5/29 at 100.00 3,927,028
17,300 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
5/24 at 100.00 17,300,522
5,110 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/39
11/25 at 100.00 5,152,115
1,400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 1,390,941
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C
:
1,050 4.000%, 11/15/36 11/27 at 100.00 1,049,064
2,980 4.000%, 11/15/37 11/27 at 100.00 2,956,844
2,620 5.000%, 11/15/42 11/27 at 100.00 2,670,515
2,500 5.000%, 11/15/47 11/27 at 100.00 2,529,499
28,565 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 26,285,733
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A
:
1,500 4.000%, 2/15/44 2/29 at 100.00 1,439,553
2,000 4.000%, 2/15/49 2/29 at 100.00 1,872,549
9,425 4.000%, 2/15/54 2/29 at 100.00 8,571,490
3,000 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33, (Pre-
refunded 6/01/24)
6/24 at 100.00 2,999,450
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 2,769,208
10,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42
5/25 at 102.00 9,657,131
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A
:
1,540 5.000%, 2/01/35 5/24 at 100.00 1,540,565
2,000 5.000%, 2/01/44 5/24 at 100.00 1,960,502
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 1,114,337
700 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/34
2/26 at 100.00 706,942

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,950 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42
5/24 at 104.00 $ 1,936,251
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C
:
1,500 5.000%, 2/01/42 2/29 at 102.00 1,489,424
1,000 4.000%, 2/01/48 2/29 at 100.00 817,294
7,085 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Refunding Series 2016A,
5.000%, 12/01/34
6/26 at 100.00 7,233,072
Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022
:
5,000 5.000%, 3/01/41 3/31 at 100.00 5,402,385
2,000 5.000%, 3/01/42 3/31 at 100.00 2,150,378
Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Refudning Series 2016C
:
1,675 4.000%, 12/01/31 12/25 at 100.00 1,685,383
2,535 5.000%, 12/01/32 12/25 at 100.00 2,575,888
3,500 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/41
11/25 at 100.00 3,420,684
220 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
5/24 at 100.00 220,133
7,250 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 6,885,966
2,300 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 2,234,421
570 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 506,274
Total Missouri 206,365,291
Montana - 0.5% (0.3% of Total Investments)
2,975 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47
5/25 at 102.00 2,436,159
4,965 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 4,946,846
3,310 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 3,368,085
1,825 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 1,858,685
6,130 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 6,599,766
Total Montana 19,209,541
Nebraska - 1.2% (0.7% of Total Investments)
14,165 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 14,643,662
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 3,032,420

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska (continued)
$ 3,500 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 $ 3,528,198
1,900 Douglas County School District 54, Ralston, Nebraska, General Obligation
Bonds, Series 2023, 5.000%, 12/15/48
12/32 at 100.00 2,017,326
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A
:
2,150 5.000%, 7/01/29 7/27 at 100.00 2,207,764
2,000 5.000%, 7/01/30 7/27 at 100.00 2,052,902
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
1,000 5.000%, 7/01/32 7/25 at 100.00 1,009,144
820 5.000%, 7/01/33 7/25 at 100.00 827,143
2,000 5.000%, 7/01/34 7/25 at 100.00 2,016,311
5,110 Municipal Energy Agency of Nebraska, Power Supply System Revenue
Bonds, Refunding Series 2016A, 5.000%, 4/01/38
10/26 at 100.00 5,268,387
8,500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2024C, 4.800%, 9/01/54, (UB), (WI/DD)
3/33 at 100.00 8,522,077
Total Nebraska 45,125,334
Nevada - 2.8% (1.7% of Total Investments)
6,480 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 6,501,988
7,525 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 7,773,835
365 (c) Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38
12/25 at 100.00 360,140
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
2,240 4.000%, 9/01/26 No Opt. Call 2,205,291
1,485 4.000%, 9/01/27 9/26 at 100.00 1,451,629
2,585 4.000%, 9/01/29 9/26 at 100.00 2,488,144
2,835 4.000%, 9/01/30 9/26 at 100.00 2,710,168
18,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 18,704,938
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
5,000 5.000%, 6/01/32 12/24 at 100.00 5,039,377
58,505 5.000%, 6/01/39 12/24 at 100.00 58,741,859
Total Nevada 105,977,369
New Hampshire - 0.1% (0.1% of Total Investments)
1,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47
10/27 at 100.00 1,517,318
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A
:
1,115 5.000%, 8/01/36 2/28 at 100.00 1,155,088
2,935 5.000%, 8/01/37 2/28 at 100.00 3,026,656
Total New Hampshire 5,699,062

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 7.6% (4.6% of Total Investments)
$ 10,600 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call $ 10,799,392
6,000 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Montclair Properties LLC, Montclair State University Student
Housing Project, Refunding Series 2017, 5.000%, 6/01/42 - AGM Insured
6/27 at 100.00 6,086,570
20,890 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30, (Pre-
refunded 12/15/26)
12/26 at 100.00 22,117,133
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU
:
5,515 (d) 5.000%, 6/15/30, (Pre-refunded 6/15/24) 6/24 at 100.00 5,520,330
4,065 (d) 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 4,067,697
935 (d) 5.000%, 6/15/40, (Pre-refunded 6/15/24) 6/24 at 100.00 935,904
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
:
2,515 5.000%, 6/15/43 12/28 at 100.00 2,592,180
370 (d) 5.000%, 6/15/43, (Pre-refunded 12/15/28) 12/28 at 100.00 402,534
2,415 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 2,251,463
2,500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 2,590,175
720 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
5/24 at 100.00 721,858
26,320 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 26,761,223
12,775 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 11,919,429
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
:
3,050 5.000%, 6/15/28 6/26 at 100.00 3,130,530
7,795 5.000%, 6/15/29 6/26 at 100.00 7,994,809
5,450 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 5,145,883
4,390 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.500%, 6/15/50
12/32 at 100.00 4,769,044
4,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 5.000%, 6/15/40
6/33 at 100.00 4,360,682
4,890 (h) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 5,236,126
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A
:
5,000 0.000%, 12/15/26 No Opt. Call 4,535,418
16,495 0.000%, 12/15/33 No Opt. Call 11,481,249
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
1,815 0.000%, 12/15/26 No Opt. Call 1,652,721
10,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call 7,816,569
38,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 26,700,609
45,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call 28,562,463
10,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 6,011,085

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/32
12/29 at 100.00 $ 5,437,439
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 4,772,455
10,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 9,279,020
14,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call 14,366,971
1,160 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 1,187,118
1,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/33
1/28 at 100.00 1,535,400
5,500 (h) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.000%, 1/01/46, (UB)
1/33 at 100.00 5,926,408
3,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
Series 2005A, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call 2,851,603
5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 5,232,715
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
10,355 5.000%, 6/01/46 6/28 at 100.00 10,588,269
4,710 5.250%, 6/01/46 6/28 at 100.00 4,877,443
2,440 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,464,065
Total New Jersey 282,681,982
New Mexico - 0.2% (0.1% of Total Investments)
3,955 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 4.000%, 8/01/48
8/29 at 100.00 3,610,998
2,500 University of New Mexico, Revenue Bonds, System Improvement Series
2023, 5.500%, 6/01/53 - AGM Insured
6/33 at 100.00 2,732,822
Total New Mexico 6,343,820
New York - 11.2% (6.8% of Total Investments)
7,000 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/45
No Opt. Call 2,461,756
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A
:
11,930 5.000%, 7/01/50 7/25 at 100.00 11,961,953
900 (d) 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 914,906
1,000 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/33
6/27 at 100.00 938,122
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group C
:
14,070 5.000%, 2/15/36 2/25 at 100.00 14,172,445
5 (d) 5.000%, 2/15/36, (Pre-refunded 2/15/25) 2/25 at 100.00 5,055
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A
:
10,000 4.000%, 3/15/39 3/32 at 100.00 10,075,316
19,335 5.000%, 3/15/46 3/32 at 100.00 20,617,684
4,115 4.000%, 3/15/49 3/32 at 100.00 3,922,502

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 14,800 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/48
3/29 at 100.00 $ 14,085,742
37,175 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 35,643,866
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 2, 5.000%, 3/15/40
9/28 at 100.00 10,478,812
1,645 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 1,678,802
10,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 11,521,458
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A
:
1,045 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 1,029,769
780 5.000%, 9/01/44 9/24 at 100.00 781,015
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 5,331,454
8,620 (h) Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53,
(UB)
7/33 at 100.00 9,090,965
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 4,993,673
5,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 5,263,975
6,140 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-1, 5.250%, 6/15/54
12/33 at 100.00 6,690,006
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 5,212,742
7,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/46
11/30 at 100.00 6,763,023
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/42
2/31 at 100.00 9,866,572
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
:
13,000 5.000%, 2/01/47 2/32 at 100.00 13,811,187
1,500 5.000%, 2/01/51 2/32 at 100.00 1,579,856
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 2,107,313
10,370 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 10,117,381
3,500 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 3,325,817
12,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47
3/31 at 100.00 11,523,356
12,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 12,706,098
5,365 (h) New York City, New York, General Obligation Bonds, Fiscal 2024 Series A,
5.000%, 8/01/51, (UB)
8/33 at 100.00 5,698,165

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10 New York City, New York, General Obligation Bonds, Fiscal Series 1996J,
5.500%, 2/15/26
5/24 at 100.00 $ 10,015
5 New York City, New York, General Obligation Bonds, Fiscal Series 1997H,
6.125%, 8/01/25
5/24 at 100.00 5,012
23,920 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 23,707,356
1,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 1,571,314
10,000 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.250%, 1/01/56
1/26 at 100.00 10,132,784
5,900 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 5,556,730
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1, 4.000%, 3/15/44
3/31 at 100.00 3,878,342
10,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Green Series 2023A, 5.000%,
3/15/63
9/33 at 100.00 10,501,244
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A
:
25,035 5.000%, 3/15/45 9/32 at 100.00 26,878,249
5,500 5.000%, 3/15/46 9/32 at 100.00 5,880,405
7,500 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2019A, 5.000%, 3/15/40
9/29 at 100.00 8,000,937
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 5,036,256
Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2013A
:
10,725 0.000%, 11/15/31 No Opt. Call 7,894,333
1,105 0.000%, 11/15/32 No Opt. Call 777,209
1,300 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54
11/30 at 100.00 1,356,435
Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A
:
3,265 5.000%, 5/15/44 5/32 at 100.00 3,519,444
9,695 5.000%, 5/15/57 5/32 at 100.00 10,183,817
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:
6,500 5.000%, 5/15/47 11/32 at 100.00 6,954,471
12,000 5.250%, 5/15/52 11/32 at 100.00 12,938,235
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 10,833,383
5,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/45
6/27 at 100.00 4,522,363
820 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 926,207
Total New York 415,435,327

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 3.5% (2.1% of Total Investments)
Catawba County, North Carolina, General Obligation Bonds, Limited
Obligation Series 2014A
:
$ 1,000 5.000%, 6/01/30 6/24 at 100.00 $ 1,000,958
730 5.000%, 6/01/31 6/24 at 100.00 730,702
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Refunding Series 2017A
:
1,365 5.000%, 7/01/42 7/27 at 100.00 1,409,135
5,390 5.000%, 7/01/47 7/27 at 100.00 5,526,833
5,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023A, 5.000%, 7/01/48
7/33 at 100.00 5,372,060
2,045 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 2,057,743
2,325 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40
7/25 at 100.00 2,352,401
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2018A, 5.000%, 1/15/36
1/29 at 100.00 4,267,622
4,750 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 4,628,284
2,000 (d) Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded 4/01/28)
4/28 at 100.00 2,146,735
500 Henderson County, North Carolina, Limited Obligation Bonds, Series
2015, 5.000%, 10/01/31
10/25 at 100.00 511,028
6,140 (d) New Hanover County, North Carolina, Hospital Revenue Bonds, New
Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47, (Pre-
refunded 10/01/27)
10/27 at 100.00 6,471,881
1,800 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 1,819,259
2,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Series 2023, 5.000%, 10/01/52
10/33 at 100.00 2,631,740
3,900 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 4,006,341
9,485 (d),(h) North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25), (UB)
10/25 at 100.00 9,686,737
1,605 (d) North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 1,639,137
5,000 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%,
1/01/37
7/26 at 100.00 5,025,852
2,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 2,577,828
North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016
:
700 5.000%, 10/01/31 10/24 at 102.00 702,493
2,720 5.000%, 10/01/37 10/24 at 102.00 2,667,806
3,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
5/24 at 100.00 3,000,860
500 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 461,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
$ 1,545 5.000%, 1/01/28 1/26 at 100.00 $ 1,582,321
1,500 5.000%, 1/01/32 1/26 at 100.00 1,534,074
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C
:
835 0.000%, 7/01/28 7/26 at 91.99 694,695
800 0.000%, 7/01/30 7/26 at 83.69 609,524
850 0.000%, 7/01/31 7/26 at 79.58 615,580
2,400 0.000%, 7/01/33 7/26 at 71.99 1,571,848
3,160 0.000%, 7/01/36 7/26 at 61.63 1,765,988
3,100 0.000%, 7/01/37 7/26 at 58.52 1,640,529
1,900 0.000%, 7/01/40 7/26 at 50.36 843,268
400 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 402,303
2,200 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 - AGM
Insured
1/27 at 100.00 2,258,967
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/40
1/29 at 100.00 1,027,146
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2009B
:
150 0.000%, 1/01/31 - AGC Insured No Opt. Call 117,056
4,375 0.000%, 1/01/33 - AGC Insured No Opt. Call 3,139,719
2,300 0.000%, 1/01/34 - AGC Insured No Opt. Call 1,583,109
2,380 0.000%, 1/01/35 - AGC Insured No Opt. Call 1,567,810
7,575 0.000%, 1/01/37 - AGC Insured No Opt. Call 4,485,806
1,470 0.000%, 1/01/38 - AGC Insured No Opt. Call 818,349
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 10,165,931
3,040 Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding
Series 2015, 5.000%, 6/01/33
6/25 at 100.00 3,084,955
5,000 Raleigh, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2016A, 4.000%, 3/01/46
3/27 at 100.00 4,908,269
Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2017
:
1,250 4.000%, 9/01/35 9/27 at 100.00 1,256,009
1,265 4.000%, 9/01/36 9/27 at 100.00 1,266,776
1,000 4.000%, 9/01/37 9/27 at 100.00 991,266
800 (d) University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 810,674
4,735 University of North Carolina, Charlotte, General Revenue Bonds, Series
2017, 5.000%, 10/01/42
10/27 at 100.00 4,916,496
4,765 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 4,948,768
1,250 Western Carolina University, North Carolina, General Revenue Bonds,
Refunding Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,259,616
Total North Carolina 130,562,033
North Dakota - 0.9% (0.6% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
1,000 5.000%, 12/01/37 12/27 at 100.00 1,007,661
8,525 5.000%, 12/01/42 12/27 at 100.00 8,461,541
7,070 4.000%, 12/01/47 12/27 at 100.00 5,870,818

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota (continued)
$ 1,800 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/51
12/31 at 100.00 $ 1,462,194
645 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A, 5.000%, 12/01/53 - AGM
Insured
12/33 at 100.00 657,647
900 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 844,700
500 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%,
12/01/24
No Opt. Call 500,275
2,700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/51 - AGM Insured
6/30 at 100.00 2,467,724
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
11,065 5.000%, 6/01/43 6/28 at 100.00 9,977,615
2,610 5.000%, 6/01/48 6/28 at 100.00 2,273,515
1,401 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38
5/24 at 100.00 700,388
Total North Dakota 34,224,078
Ohio - 4.2% (2.5% of Total Investments)
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
3,020 5.250%, 11/15/41 11/26 at 100.00 3,065,825
8,255 5.250%, 11/15/46 11/26 at 100.00 8,333,129
10,940 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Refunding & Improvement Series 2015A, 5.000%, 11/01/43
11/24 at 100.00 10,977,657
8,655 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/38
2/28 at 100.00 8,662,746
2,750 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/42
6/27 at 100.00 2,817,882
25,315 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,509,823
1,095 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 976,451
40,660 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 36,863,234
5,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%,
1/01/43
1/29 at 100.00 4,844,726
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 4.000%, 7/01/51
7/31 at 100.00 894,457
5,165 Cuyahoga Community College District, Ohio, General Obligation Bonds,
Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38
6/26 at 100.00 5,173,446
5,975 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
5/24 at 100.00 5,117,041

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities Project, Series 2017A
:
$ 1,500 5.000%, 1/01/47 1/27 at 100.00 $ 1,392,400
1,120 5.000%, 1/01/52 1/27 at 100.00 1,015,750
Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching
Communities, Refunding & Improvement Series 2016
:
3,425 5.000%, 1/01/46 1/26 at 100.00 3,197,177
6,000 5.000%, 1/01/51 1/26 at 100.00 5,457,854
3,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 3,062,644
5,000 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/49
8/28 at 100.00 5,043,489
6,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 6,701,039
3,000 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2018A, 5.000%, 12/01/48
6/28 at 100.00 3,066,576
1,755 (h) Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.550%,
9/01/49, (UB)
9/33 at 100.00 1,738,775
3,195 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50
1/30 at 100.00 3,278,746
7,065 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 6,609,916
7,550 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 8,760,196
2,400 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Green Series 2023B, 5.000%, 12/01/43
6/33 at 100.00 2,636,364
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,548,833
4,190 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 -
AGM Insured
No Opt. Call 4,370,915
3,670 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 3,656,672
Total Ohio 154,773,763
Oklahoma - 0.3% (0.2% of Total Investments)
1,165 Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019, 5.000%, 9/01/45
9/29 at 100.00 1,138,428
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
3,135 5.500%, 8/15/52 8/28 at 100.00 3,188,198
6,340 5.500%, 8/15/57 8/28 at 100.00 6,452,486
1,125 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 1,130,373
Total Oklahoma 11,909,485

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 2.9% (1.7% of Total Investments)
Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A
:
$ 760 5.000%, 6/15/38 6/27 at 100.00 $ 786,569
1,000 5.000%, 6/15/39 6/27 at 100.00 1,033,174
1,725 5.000%, 6/15/40 6/27 at 100.00 1,777,618
1,185 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.375%, 11/15/55
11/25 at 102.00 1,091,625
1,310 Columbia County School District 502 Saint Helens, Oregon, General
Obligation Bonds, Series 2017, 5.000%, 6/15/38
6/27 at 100.00 1,353,847
4,170 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A, 4.000%,
8/01/45
8/30 at 100.00 4,054,689
2,250 Eugene, Oregon, Water Utility System Revenue Bonds, Series 2023,
5.000%, 8/01/52
8/33 at 100.00 2,407,536
2,820 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 2,838,586
7,895 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 8,157,374
Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A
:
6,275 5.000%, 10/01/35 10/26 at 100.00 6,391,573
2,120 5.000%, 10/01/46 10/26 at 100.00 2,097,923
140 (d) 5.000%, 10/01/46, (Pre-refunded 10/01/26) 10/26 at 100.00 145,102
23,400 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51
1/32 at 100.00 21,938,375
4,100 Port of Portland, Oregon, Portland International Airport, Revenue Bonds,
Series 2019 25A, 5.000%, 7/01/49
7/29 at 100.00 4,267,616
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
4,000 4.000%, 5/15/41 5/26 at 100.00 3,851,078
13,220 5.000%, 5/15/46 5/26 at 100.00 13,354,687
8,005 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 5.000%, 5/15/44
5/29 at 100.00 8,214,472
10,805 Tualatin Valley Water District, Oregon, Water Revenue Bonds, Series 2023,
5.000%, 6/01/48
6/33 at 100.00 11,560,735
10,000 University of Oregon, General Revenue Bonds, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 10,425,907
500 (c) Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36
5/29 at 100.00 536,795
Total Oregon 106,285,281
Pennsylvania - 5.5% (3.4% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B
:
1,670 4.000%, 6/01/45 12/30 at 100.00 1,616,537
2,000 4.000%, 6/01/50 12/30 at 100.00 1,853,327
Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania,
Guaranteed Water Revenue Bonds, Series 1998
:
3,135 0.000%, 5/15/24 - AGM Insured No Opt. Call 3,129,779
3,155 0.000%, 5/15/26 - AGM Insured No Opt. Call 2,903,783
4,145 0.000%, 11/15/26 - AGM Insured No Opt. Call 3,742,208
2,800 0.000%, 5/15/28 - AGM Insured No Opt. Call 2,393,398
3,000 0.000%, 11/15/28 - AGM Insured No Opt. Call 2,516,511

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 1,200 Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42
11/27 at 100.00 $ 1,222,350
895 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 946,073
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
3,595 5.000%, 7/01/42 7/27 at 100.00 3,737,282
5,000 5.000%, 7/01/47 7/27 at 100.00 5,121,534
395 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 - AMBAC
Insured
No Opt. Call 419,781
5,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 5,097,981
4,915 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47
6/27 at 100.00 3,829,925
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B
:
4,480 0.000%, 12/01/31 No Opt. Call 3,316,122
5,180 0.000%, 12/01/32 No Opt. Call 3,667,307
4,310 (d) Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-refunded
6/18/24)
6/24 at 100.00 4,315,697
5,210 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/43
9/28 at 100.00 5,311,352
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/44
9/29 at 100.00 931,583
5,000 (d) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 5,049,627
2,905 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/43
5/30 at 100.00 2,876,895
631 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 6/30/27
5/24 at 100.00 113,437
347 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 62,483
2,525 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 5.000%, 8/01/49
8/34 at 100.00 2,715,182
5,910 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 5,698,002
5,250 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-144A, 4.650%, 10/01/51, (UB)
10/32 at 100.00 5,191,641
16,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 15,218,067
16,805 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,271,888
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B
:
6,580 5.000%, 12/01/40 12/25 at 100.00 6,657,063
8,510 5.000%, 12/01/45 12/25 at 100.00 8,602,230

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 5,800 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2019A, 5.000%, 12/01/49
12/29 at 100.00 $ 6,025,812
6,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/46
6/31 at 100.00 6,868,122
17,375 (h) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.250%, 12/01/53, (UB)
12/33 at 100.00 18,641,801
19,250 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 20,434,204
7,475 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/45
12/30 at 100.00 7,089,704
1,445 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 1,302,449
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 7,050,509
3,410 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
1997A, 5.125%, 8/01/27 - AMBAC Insured, (ETM)
10/21 at 100.00 3,596,471
8,135 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49
6/29 at 100.00 7,419,001
Total Pennsylvania 204,957,118
Puerto Rico - 2.0% (1.3% of Total Investments)
3,996 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 774,329
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 999,634
625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/25 - SYNCORA GTY Insured
5/24 at 100.00 622,358
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
5,281 4.500%, 7/01/34 7/25 at 100.00 5,301,522
6,000 0.000%, 7/01/51 7/28 at 30.01 1,375,763
23,031 4.750%, 7/01/53 7/28 at 100.00 22,534,820
24,161 5.000%, 7/01/58 7/28 at 100.00 24,163,849
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,371,983
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
5,951 4.329%, 7/01/40 7/28 at 100.00 5,827,999
5,000 4.329%, 7/01/40 7/28 at 100.00 4,896,656
8,291 4.784%, 7/01/58 7/28 at 100.00 8,131,744
Total Puerto Rico 76,000,657
Rhode Island - 1.0% (0.6% of Total Investments)
3,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group Issue Series 2024,
5.250%, 5/15/54
5/34 at 100.00 3,132,605
1,315 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 1,318,797
174,390 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/24 at 19.06 30,207,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Rhode Island (continued)
$ 2,235 Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue
Bonds, Series 2016A, 5.000%, 10/01/40
4/26 at 100.00 $ 2,262,230
Total Rhode Island 36,920,753
South Carolina - 3.8% (2.3% of Total Investments)
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
1,290 5.000%, 11/01/41 5/26 at 100.00 1,306,728
4,000 5.000%, 11/01/46 5/26 at 100.00 4,035,431
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
26,955 0.000%, 1/01/31 - AMBAC Insured No Opt. Call 20,465,549
15,420 0.000%, 1/01/32 - AMBAC Insured No Opt. Call 11,189,501
4,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2024A, 5.000%, 1/01/54
1/34 at 100.00 4,215,249
1,370 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 5.000%, 4/01/54
4/26 at 103.00 1,253,127
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A
:
1,000 7.000%, 6/15/43 6/33 at 100.00 1,027,668
1,095 7.125%, 6/15/53 6/33 at 100.00 1,123,255
13,475 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44
6/30 at 100.00 12,839,776
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018
:
9,030 5.000%, 11/01/43 5/28 at 100.00 9,279,107
6,210 4.000%, 11/01/48 5/28 at 100.00 5,755,152
5,195 5.000%, 11/01/48 5/28 at 100.00 5,272,673
16,760 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 16,256,241
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
6,800 5.000%, 12/01/46 12/26 at 100.00 6,847,454
10,000 5.000%, 12/01/56 12/26 at 100.00 10,006,181
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 4,465,404
8,686 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/39
6/32 at 100.00 8,539,024
17,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 17,238,919
Total South Carolina 141,116,439
South Dakota - 1.6% (1.0% of Total Investments)
4,000 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/52
12/31 at 100.00 4,157,272
Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017
:
3,000 5.000%, 11/01/42 11/26 at 100.00 2,646,129
3,150 5.125%, 11/01/47 11/26 at 100.00 2,699,275
10,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 10,517,069
5,205 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 5,173,073

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota (continued)
$ 22,800 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 $ 21,222,026
2,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 2,506,132
9,325 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 9,414,925
Total South Dakota 58,335,901
Tennessee - 1.4% (0.8% of Total Investments)
2,180 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35
7/28 at 100.00 2,267,865
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016
:
5,000 5.000%, 9/01/36 9/26 at 100.00 5,025,502
1,000 5.000%, 9/01/47 9/26 at 100.00 948,003
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
445 5.000%, 4/01/31 4/27 at 100.00 454,345
1,755 5.000%, 4/01/36 4/27 at 100.00 1,777,781
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
4,100 5.250%, 7/01/48 - AGM Insured 1/34 at 100.00 4,421,769
7,000 5.250%, 7/01/56 - AGM Insured 1/34 at 100.00 7,468,151
4,170 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 4,401,674
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A
:
2,225 5.000%, 10/01/41 10/26 at 100.00 2,247,642
2,910 5.000%, 10/01/45 10/26 at 100.00 2,923,171
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
5,000 5.000%, 7/01/40 7/26 at 100.00 5,057,972
6,000 5.000%, 7/01/46 7/26 at 100.00 6,040,443
7,325 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 7,548,777
Total Tennessee 50,583,095
Texas - 11.9% (7.3% of Total Investments)
2,260 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023, 5.000%, 11/15/48
11/33 at 100.00 2,415,404
14,615 (h) Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB)
11/25 at 100.00 14,795,308
8,805 Bastrop Independent School District, Bastrop County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/53
2/33 at 100.00 9,325,245
1,000 Cedar Hill Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 - FGIC Insured
No Opt. Call 728,305
7,750 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 7,881,910
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,925 4.350%, 12/01/42 5/24 at 100.00 $ 1,743,879
1,000 4.400%, 12/01/47 5/24 at 100.00 868,230
10,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 10,626,051
10,000 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2022B, 5.000%, 11/01/50
11/32 at 100.00 10,624,512
6,125 Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C, 4.000%, 11/01/45
11/30 at 100.00 5,912,840
9,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 8,628,234
160 (d) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 160,551
3,700 El Paso Independent School District, El Paso County, Texas, General
Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42
8/26 at 100.00 3,772,760
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C
:
3,500 4.000%, 10/01/40 4/30 at 100.00 3,490,546
27,280 4.000%, 10/01/45 4/30 at 100.00 25,905,118
12,695 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 11,771,158
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4/28 at 100.00 5,447,444
9,275 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52
7/32 at 100.00 8,519,871
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015
:
2,845 4.000%, 12/01/45 6/25 at 100.00 2,634,524
2,320 5.000%, 12/01/45 6/25 at 100.00 2,334,176
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 4,753,526
4,040 (c),(h) Harris County, Texas, Toll Road Revenue Bonds, Tender Options Bond
Trust 2015-XF2184. Formerly Tender Options Bond Trust 3028, 6.785%,
8/15/28 - AGM Insured, (IF)
No Opt. Call 5,107,938
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
1,195 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 516,743
2,390 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 975,732
2,660 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 1,022,932
7,260 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 2,637,173
10,440 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 3,575,981
7,165 0.000%, 11/15/49 - AGM Insured 11/31 at 41.91 1,969,382
3,000 0.000%, 11/15/52 - AGM Insured 11/31 at 35.81 700,559
2,710 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 2,794,964
365 Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series
2000B, 5.450%, 7/01/24 - AGM Insured
No Opt. Call 365,809
5,000 Houston, Texas, Combined Utility System Revenue Bonds, Combined First
Lien Series 2024A, 5.250%, 11/15/54, (WI/DD)
5/34 at 100.00 5,449,750
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
10,850 0.000%, 9/01/25 - AMBAC Insured No Opt. Call 10,283,735
1,715 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 1,233,708

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A
:
$ 2,725 5.000%, 8/15/40 8/25 at 100.00 $ 2,751,275
4,000 4.000%, 8/15/41 8/25 at 100.00 3,905,040
8,305 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2015, 5.000%, 5/15/45
5/25 at 100.00 8,366,969
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,780 5.750%, 12/01/33 12/25 at 100.00 1,795,060
1,800 6.125%, 12/01/38 12/25 at 100.00 1,811,949
9,750 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/33 at 100.00 9,117,156
Midtown Redevelopment Authority, Texas, Tax Increment Contract
Revenue, Refunding Series 2017
:
16,285 5.000%, 1/01/36 1/27 at 100.00 16,968,654
10,040 5.000%, 1/01/38 - AGM Insured 1/27 at 100.00 10,388,444
Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds,
Senior Lien Series 2018
:
2,100 5.000%, 9/15/43 9/25 at 100.00 2,111,963
1,815 5.000%, 9/15/48 9/25 at 100.00 1,823,223
4,240 New Braunfels, Comal County, Texas, Utility System Revenue Bonds,
Refunding Series 2022, 5.000%, 7/01/47
7/32 at 100.00 4,498,716
3,900 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
5/24 at 100.00 3,875,178
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
1,880 (d) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 2,297,097
7,990 (d) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 9,808,422
4,000 (d) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 4,074,465
2,125 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call 1,859,233
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 2,005,924
14,610 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 15,123,277
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2018, 5.000%, 1/01/48
1/28 at 100.00 5,112,364
North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A
:
6,285 5.000%, 1/01/33 1/25 at 100.00 6,330,105
8,000 5.000%, 1/01/35 1/25 at 100.00 8,052,355
10,500 Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53
10/33 at 100.00 11,103,347
2,250 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%,
6/01/36
6/26 at 100.00 2,088,745
2,000 San Antonio, Texas, General Obligation Bonds, General Improvement
Series 2021, 4.000%, 8/01/41
8/31 at 100.00 2,021,952

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 7,975 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/39
8/32 at 100.00 $ 8,783,408
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 2,390,204
1,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 1,352,684
2,500 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 2,543,751
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,805 4.000%, 12/31/37 12/30 at 100.00 1,815,114
1,200 4.000%, 6/30/38 12/30 at 100.00 1,203,181
1,300 4.000%, 6/30/39 12/30 at 100.00 1,295,800
7,345 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 7,362,654
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
3,650 5.000%, 8/15/33 8/24 at 100.00 3,659,352
6,385 5.000%, 8/15/37 8/24 at 100.00 6,395,701
44,120 5.000%, 8/15/42 8/24 at 100.00 44,147,085
1,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,009,914
4,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 3,798,602
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/49
10/29 at 100.00 4,728,106
10,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 9,831,572
17,220 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/52
2/32 at 100.00 18,174,439
7,000 West Harris County Regional Water Authority, Texas, Water System
Revenue Bonds, Series 2022, 5.000%, 12/15/57 - AGM Insured
12/32 at 100.00 7,317,437
Total Texas 442,073,915
Utah - 0.6% (0.4% of Total Investments)
6,000 (h) Millard School District, Utah, Lease Revenue Bonds, Local Building
Authority Series 2024, 5.000%, 5/15/59 - BAM Insured, (UB)
5/34 at 100.00 6,348,140
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B
:
3,560 5.000%, 7/01/42 7/27 at 100.00 3,660,153
1,975 5.000%, 7/01/47 7/27 at 100.00 2,019,256
4,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/48
7/28 at 100.00 4,136,227
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018
:
1,000 5.000%, 10/15/38 10/27 at 100.00 1,020,730
2,320 5.000%, 10/15/43 10/27 at 100.00 2,349,110
2,040 5.000%, 10/15/48 10/27 at 100.00 2,052,114
1,940 (h) Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024C,
4.700%, 1/01/54, (UB)
1/33 at 100.00 1,929,903
Total Utah 23,515,633

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Vermont - 0.4% (0.2% of Total Investments)
University of Vermont and State Agricultural College, General Obligation
Bonds, Series 2015
:
$ 1,000 4.000%, 10/01/40 10/25 at 100.00 $ 975,956
10,000 5.000%, 10/01/45 10/25 at 100.00 10,082,384
2,730 Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, Middlebury College Project, Series 2023, 5.000%, 11/01/52
11/33 at 100.00 2,901,242
Total Vermont 13,959,582
Virgin Islands - 0.1% (0.1% of Total Investments)
2,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 2,842,294
Total Virgin Islands 2,842,294
Virginia - 0.4% (0.3% of Total Investments)
1,610 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 1,562,728
430 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 435,768
4,000 (h) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 3,814,417
8,075 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52
7/32 at 100.00 7,635,960
425 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 460,866
1,800 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,996,195
Total Virginia 15,905,934
Washington - 3.6% (2.2% of Total Investments)
7,000 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%,
11/01/41
11/26 at 100.00 7,174,182
12,235 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/26 - NPFG Insured
No Opt. Call 11,350,446
7,000 Douglas County Public Utility District 1, Washington, Revenue Bonds,
Wells Hydroelectric, Series 2022B, 5.000%, 9/01/47
3/32 at 100.00 7,403,766
4,200 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016, 5.000%,
12/01/36
12/26 at 100.00 4,262,507
7,500 King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2018, 5.000%,
12/01/43
12/28 at 100.00 7,680,951
10,630 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 9,929,698
3,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/40
10/24 at 100.00 3,001,673
10,535 Seattle, Washington, Drainage and Wastewater System Revenue Bonds,
Improvement Series 2023, 5.000%, 2/01/49
2/33 at 100.00 11,286,057

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 $ 14,017,914
3,750 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022, 5.000%, 7/01/52
7/32 at 100.00 3,961,725
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023, 5.000%, 3/01/53
3/33 at 100.00 10,585,228
5,250 Tacoma, Washington, Sewer Revenue Bonds, Series 2018, 4.000%,
12/01/48
12/28 at 100.00 5,036,206
535 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 502,802
6,180 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,353,449
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A
:
4,000 5.000%, 10/01/32 5/24 at 100.00 4,007,842
10,000 4.250%, 10/01/40 5/24 at 100.00 9,198,934
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,852,239
5,160 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 4.000%, 10/01/45
4/30 at 100.00 4,927,626
2,600 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 1,720,153
2,525 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/45
5/30 at 100.00 2,302,693
500 (c) Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/46
1/25 at 102.00 402,061
9,000 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003C, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call 7,842,394
Total Washington 135,800,546
West Virginia - 0.6% (0.3% of Total Investments)
12,690 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 12,904,106
2,065 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 2,183,625
5,750 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 5,763,359
Total West Virginia 20,851,090
Wisconsin - 4.2% (2.6% of Total Investments)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
43 (c),(e) 0.000%, 1/01/46 No Opt. Call 1,156
42 (c),(e) 0.000%, 1/01/47 No Opt. Call 1,056
42 (c),(e) 0.000%, 1/01/48 No Opt. Call 992
42 (c),(e) 0.000%, 1/01/49 No Opt. Call 928
41 (c),(e) 0.000%, 1/01/50 No Opt. Call 848
45 (c),(e) 0.000%, 1/01/51 No Opt. Call 880
1,163 (c),(e) 3.750%, 7/01/51 3/28 at 100.00 809,256
45 (c),(e) 0.000%, 1/01/52 No Opt. Call 812

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 44 (c),(e) 0.000%, 1/01/53 No Opt. Call $ 759
44 (c),(e) 0.000%, 1/01/54 No Opt. Call 709
43 (c),(e) 0.000%, 1/01/55 No Opt. Call 661
43 (c),(e) 0.000%, 1/01/56 No Opt. Call 620
42 (c),(e) 0.000%, 1/01/57 No Opt. Call 579
42 (c),(e) 0.000%, 1/01/58 No Opt. Call 540
42 (c),(e) 0.000%, 1/01/59 No Opt. Call 509
41 (c),(e) 0.000%, 1/01/60 No Opt. Call 474
41 (c),(e) 0.000%, 1/01/61 No Opt. Call 440
40 (c),(e) 0.000%, 1/01/62 No Opt. Call 413
40 (c),(e) 0.000%, 1/01/63 No Opt. Call 386
39 (c),(e) 0.000%, 1/01/64 No Opt. Call 365
39 (c),(e) 0.000%, 1/01/65 No Opt. Call 340
39 (c),(e) 0.000%, 1/01/66 No Opt. Call 310
501 (c),(e) 0.000%, 1/01/67 No Opt. Call 3,653
1,950 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 4.000%, 7/01/56
1/31 at 100.00 1,396,426
8,335 (c) Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48
6/26 at 100.00 7,728,563
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 9,511,918
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
:
9,830 4.000%, 8/15/46 8/31 at 100.00 9,434,701
8,000 4.000%, 8/15/51 8/31 at 100.00 7,190,765
10,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 9,677,175
2,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/35
2/26 at 100.00 2,021,415
7,625 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
5/24 at 100.00 7,626,743
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
2,415 4.000%, 10/01/51 10/28 at 102.00 1,761,399
2,470 4.000%, 10/01/61 10/28 at 102.00 1,687,971
5,155 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.000%, 11/15/34
5/26 at 100.00 5,141,616
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Benevolent Corporation Cedar Community, Series 2017
:
1,110 5.000%, 6/01/37 6/25 at 103.00 1,055,684
955 5.000%, 6/01/41 6/25 at 103.00 869,941
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A
:
1,000 (d) 5.000%, 9/01/30, (Pre-refunded 9/01/27) 9/27 at 100.00 1,050,836
1,110 (d) 5.000%, 9/01/31, (Pre-refunded 9/01/27) 9/27 at 100.00 1,166,428
1,100 (d) 5.000%, 9/01/32, (Pre-refunded 9/01/27) 9/27 at 100.00 1,155,919
1,725 (d) 5.000%, 9/01/33, (Pre-refunded 9/01/27) 9/27 at 100.00 1,812,691
1,775 (d) 5.000%, 9/01/34, (Pre-refunded 9/01/27) 9/27 at 100.00 1,865,233
1,910 (d) 5.000%, 9/01/35, (Pre-refunded 9/01/27) 9/27 at 100.00 2,007,096
2,065 (d) 5.000%, 9/01/36, (Pre-refunded 9/01/27) 9/27 at 100.00 2,169,976

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 15,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2022A, 4.000%,
4/01/41
10/32 at 100.00 $ 14,529,377
18,595 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marquette University, Series 2016, 5.000%, 10/01/46
10/26 at 100.00 18,861,102
8,215 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 8,216,889
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
11/26 at 100.00 5,111,769
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022
:
10,000 4.000%, 12/01/46 12/31 at 100.00 9,353,047
10,000 4.000%, 12/01/51 12/31 at 100.00 9,052,906
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/47
1/27 at 103.00 1,275,361
11,480 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44
12/24 at 100.00 11,484,862
Total Wisconsin 155,044,495
Total Municipal Bonds
(cost $6,024,777,468) 6,048,121,392
Total Long-Term Investments
(cost $6,024,777,468) 6,048,121,392
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.1% (0.6% of Total Investments)
X –
MUNICIPAL BONDS - 1 .1% ( 0 .6 % of Total Investments) X 39,140,000
Colorado - 0.3% (0.1% of Total Investments)
$ 10,000 (i) University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018B, 3.800%, 11/15/35, (Mandatory Put 5/7/2024)
5/24 at 100.00 $ 10,000,000
Total Colorado 10,000,000
Minnesota - 0.2% (0.1% of Total Investments)
5,900 (i) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.640%, 11/15/38, (Mandatory Put 5/7/2024)
4/24 at 100.00 5,900,000
Total Minnesota 5,900,000
Missouri - 0.2% (0.1% of Total Investments)
5,840 (i) Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC
Health System, Variable Rate Demand Obligations, Series 2008C, 3.750%,
5/15/38, (Mandatory Put 5/7/2024)
4/24 at 100.00 5,840,000
2,400 (i) Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series 2000B,
3.650%, 3/01/40, (Mandatory Put 4/30/2024)
5/24 at 100.00 2,400,000
Total Missouri 8,240,000
New York - 0.1% (0.1% of Total Investments)
5,000 (i) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Sustainable Development Series 2023A-
3, 3.780%, 5/01/63, (Mandatory Put 5/7/2024)
4/24 at 100.00 5,000,000
Total New York 5,000,000

Nuveen AMT-Free Quality Municipal Income Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NEA
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 0.3% (0.2% of Total Investments)
$ 10,000 (i) Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series,
Variable Rate Demand Obligations, Series 2009D, 3.780%, 8/01/31,
(Mandatory Put 5/7/2024)
5/24 at 100.00 $ 10,000,000
Total Pennsylvania 10,000,000
Total Municipal Bonds
(cost $39,140,000) 39,140,000
Total Short-Term Investments
(cost $39,140,000) 39,140,000
Total Investments (cost $ 6,063,917,468 ) - 164 .1% 6,087,261,392
Floating Rate Obligations - (3.8)% (141,035,000)
AMTP Shares, Net- (4.7)%(j) (172,935,482)
MFP Shares, Net - (25.9)%(k) (962,178,476)
VRDP Shares, Net- (31.1)%(l) (1,154,942,008)
Other Assets & Liabilities, Net -   1.4% 54,271,569
Net Assets Applicable to Common Shares - 100% $ 3,710,441,995
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $126,156,798 or 2.1% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) AMTP Shares, Net as a percentage of Total Investments is 2.8%.
(k) MFP Shares, Net as a percentage of Total Investments is 15.8%.
(l) VRDP Shares, Net as a percentage of Total Investments is 19.0%.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

e
April 30, 2024 (Unaudited) NAD NEA
ASSETS
Long-term investments, at value
†
$ 4,976,572,666 $ 6,048,121,392
Short-term investments, at value
◊
15,635,000 39,140,000
Cash held in escrow for preferred shares noticed for redemption – 50,000,000
Receivables:
Dividends 463 –
Interest 71,331,532 82,179,528
Investments sold 57,993,381 14,865,726
Other 799,066 1,569,507
Total assets 5,122,332,108 6,235,876,153
LIABILITIES
Cash overdraft 3,658,268 7,752,855
Floating rate obligations 308,100,000 141,035,000
AMTP Shares, Net
*
727,285,909 172,935,482
MFP Shares, Net
**
505,396,677 962,178,476
VRDP Shares, Net
***
503,719,279 1,154,942,008
Payables:
Management fees 2,282,084 2,764,812
MFP Shares noticed for redemption, at liquidation value – 50,000,000
Dividends 11,520,234 14,467,970
Interest 5,581,525 2,573,433
Investments purchased - regular settlement 5,695,137 –
Investments purchased - when-issued/delayed-delivery settlement 48,673,828 15,633,700
Accrued expenses:
Custodian fees 338,344 345,413
Investor relations 61,954 51,998
Trustees fees 436,476 580,639
Professional fees 7,277 53,194
Shareholder reporting expenses 89,837 115,861
Shareholder servicing agent fees 8,417 3,317
Total liabilities 2,122,855,246 2,525,434,158
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,999,476,862 $ 3,710,441,995
Common shares outstanding 233,404,655 298,992,392
Net asset value ("NAV") per common share outstanding $ 12 .85 $ 12 .41
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,334,047 $ 2,989,924
Paid-in capital 3,239,460,829 4,011,880,078
Total distributable earnings (loss) (242,318,014) (304,428,007)
Net assets applicable to common shares $ 2,999,476,862 $ 3,710,441,995
Authorized shares:
Common Unlimited Unlimited
Preferred Unlimited Unlimited
†
Long-term investments, cost $ 4,940,962,744 $ 6,024,777,468
◊
Short-term investments, cost $ 15,635,000 $ 39,140,000
*
AMTP Shares, liquidation preference 727,500,000 173,000,000
**
MFP Shares, liquidation preference 505,800,000 963,900,000
***
    VRDP Shares, liquidation preference 504,300,000 1,159,400,000
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

0
Six Months Ended April 30, 2024 (Unaudited) NAD NEA
INVESTMENT INCOME
Dividends $ 10,055 $ —
Interest 111,917,225 136,401,624
Total investment income 111,927,280 136,401,624
EXPENSES
– –
Management fees 13,829,277 16,856,579
Shareholder servicing agent fees 49,588 48,815
Interest expense and amortization of offering costs 41,410,956 47,601,433
Trustees fees 82,836 103,878
Custodian expenses, net 115,098 114,295
Excise tax liability expense 8,858 886
Investor relations expenses 113,738 250,189
Liquidity fees 1,947,512 5,192,365
Professional fees 404,723 410,478
Remarketing fees 254,952 1,118,655
Shareholder reporting expenses 94,372 129,434
Stock exchange listing fees 35,097 44,970
Other 73,358 181,214
Total expenses 58,420,365 72,053,191
Net investment income (loss) 53,506,915 64,348,433
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (17,771,385) (5,585,980)
Net realized gain (loss) (17,771,385) (5,585,980)
Change in unrealized appreciation (depreciation) on:
Investments 331,708,806 393,109,666
Net change in unrealized appreciation (depreciation) 331,708,806 393,109,666
Net realized and unrealized gain (loss) 313,937,421 387,523,686
Net increase (decrease) in net assets applicable to common shares from operations $ 367,444,336 $ 451,872,119

Statement of Changes in Net Assets
See Notes to Financial Statements

NAD NEA
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 53,506,915 $ 111,494,499 $ 64,348,433 $ 131,150,181
Net realized gain (loss) (17,771,385) (59,006,602) (5,585,980) (78,469,770)
Net change in unrealized appreciation (depreciation) 331,708,806 (9,283,730) 393,109,666 (18,105,892)
Net increase (decrease) in net assets applicable to common shares from operations 367,444,336 43,204,167 451,872,119 34,574,519
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (65,353,302) (111,450,722) (81,026,940) (131,275,845)
Total distributions (65,353,302) (111,450,722) (81,026,940) (131,275,845)
CAPITAL SHARE TRANSACTIONS
Cost of shares repurchased and retired – – – (445,350)
Net increase (decrease) applicable to common shares from capital share transactions — — — (445,350)
Net increase (decrease) in net assets applicable to common shares 302,091,034 (68,246,555) 370,845,179 (97,146,676)
Net assets applicable to common shares at the beginning of the period 2,697,385,828 2,765,632,383 3,339,596,816 3,436,743,492
Net assets applicable to common shares at the end of the
period $ 2,999,476,862 $ 2,697,385,828 $ 3,710,441,995 $ 3,339,596,816

Statement of Cash Flows
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited)
NAD NEA
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 367,444,336 $ 451,872,119
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (552,600,707) (339,611,067)
Proceeds from sale and maturities of investments 447,602,795 333,018,264
Proceeds from (Purchase of) short-term investments, net 56,380,000 17,665,000
Amortization (Accretion) of premiums and discounts, net (4,491,129) (5,729,006)
Amortization of deferred offering costs 215,512 411,329
(Increase) Decrease in:
Receivable for dividends (150) —
Receivable for interest (3,166,985) (780,119)
Receivable for investments sold (35,578,109) 33,177,975
Other assets 688,187 879,597
Increase (Decrease) in:
Payable for interest 4,625,661 1,716,279
Payable for investments purchased - regular settlement (7,610,041) (18,071,815)
Payable for investments purchased - when-issued/delayed-delivery settlement 46,238,778 (1,582,509)
Payable for management fees 53,230 31,488
Accrued custodian fees 38,093 30,275
Accrued investor relations fees (14,993) (44,413)
Accrued Trustees fees (739,059) (1,002,760)
Accrued professional fees (16,488) 28,216
Accrued shareholder reporting expenses 18,296 27,184
Accrued shareholder servicing agent fees (8,416) (13,813)
Accrued other expenses (21,584) (28,649)
Net realized (gain) loss from investments 17,771,385 5,585,980
Net realized (gain) loss from paydowns (649) (762)
Net change in unrealized (appreciation) depreciation of investments (331,708,806) (393,109,666)
Net cash provided by (used in) operating activities 5,119,157 84,469,127
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 19,112,699 24,074,104
(Repayments) of borrowings (19,112,699) (24,074,104)
Proceeds from floating rate obligations 265,065,000 77,055,000
(Repayments of) floating rate obligations (35,365,000) (14,340,000)
Proceeds from MFP Shares issued, at liquidation preference (173,200,000) (25,000,000)
Increase (Decrease) in:
Cash overdraft 614,169 4,391,376
Cash distributions paid to common shareholders (62,233,326) (76,575,503)
Net cash provided by (used in) financing activities (5,119,157) (34,469,127)
Net increase (decrease) in Cash – 50,000,000
Cash at the beginning of period — —
Cash and cash held in escrow for preferred shares noticed for redemption at the end of period $ — $ 50,000,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAD NEA
Cash paid for interest
$ 36,548,492 $ 45,447,316

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAD
4/30/24(d) $ 11.56 $ 0.23 $ 1.34 $ 1.57 $ (0.28) $ — $ (0.28) $ — $ 12.85 $ 10.93
10/31/23 11.85 0.48 (0.29) 0.19 (0.48) — (0.48) — 11.56 9.81
10/31/22 16.11 0.63 (4.21) (3.58) (0.68) — (0.68) — 11.85 10.63
10/31/21 15.75 0.72 0.35 1.07 (0.71) — (0.71) — 16.11 15.63
10/31/20 15.91 0.70 (0.19) 0.51 (0.67) — (0.67) — 15.75 14.44
10/31/19 14.42 0.67 1.46 2.13 (0.64) — (0.64) — 15.91 14.42
NEA
4/30/24(d) 11.17 0.22 1.29 1.51 (0.27) — (0.27) — 12.41 10.64
10/31/23 11.49 0.44 (0.32) 0.12 (0.44) — (0.44) —(f) 11.17 9.47
10/31/22 15.71 0.60 (4.17) (3.57) (0.65) — (0.65) — 11.49 10.32
10/31/21 15.50 0.69 0.22 0.91 (0.70) — (0.70) — 15.71 15.18
10/31/20 15.58 0.69 (0.11) 0.58 (0.66) — (0.66) — 15.50 14.33
10/31/19 14.16 0.66 1.40 2.06 (0.64) — (0.64) — 15.58 14.20
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See notes to financial statements

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NAD
NEA
4/30/24(d)
2. 89% (e)
2.88% (e)
10/31/23
2.77
2.72
10/31/22
1.06
1.06
10/31/21
0.53
0.53
10/31/20
0.94
0.94
10/31/19
1.50
1.47
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
13.55% 14.23% $ 2,999,477 3.87% (e) 3.55% (e) 9%
1.26 (3.68) 2,697,386 3.73 3.72 24
(22.79) (28.38) 2,765,632 2.02 4.44 37
6.85 13.31 3,759,374 1.44 4 .43 10
3.27 4.89 3,334,252 1.87 4.47 15
15.03 21.78 3,211,273 2.45 4.35 8
13.49 15.18 3,710,442 3.85 (e) 3.43 (e) 5
0.72 (4.42) 3,339,597 3.68 3.53 23
(23.31) (28.47) 3,436,743 2.01 4.31 36
5.91 10.92 4,697,314 1.44 4.31 12
3.84 5.74 4,318,384 1.85 4.46 16
14.81 22.78 4,093,389 2.40 4.41 8
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Financial Highlights (continued)
(Unaudited)
Asset
Coverage
Per
$1,000
Share(c)
NEA
4/30/24(f)
$2,616
10/31/23
2,408
10/31/22
2,402
10/31/21
2,831
10/31/20
2,805
10/31/19
2,800
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b),(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(e)
NAD
4/30/24(f) $ 727,500 $ 272,622 $ 505,800 $ 272,622 $ 504,300 $ 272,622 $ 2.73
10/31/23 727,500 241,165 679,000 241,165 504,300 241,165 2.41
10/31/22 727,500 240,874 679,000 240,874 504,300 240,874 2.41
10/31/21 727,500 284,419 679,000 284,419 632,000 284,419 2.84
10/31/20 545,500 279,599 679,000 279,599 632,000 279,599 2.80
10/31/19 545,500 279,954 607,000 279,954 632,000 279,954 2.80
NEA
4/30/24(f) 173,000 261,584 963,900 261,584 1,159,400 261,584 2.62
10/31/23 173,000 240,834 1,038,900 240,834 1,159,400 240,834 2.41
10/31/22 173,000 240,229 1,088,900 240,229 1,159,400 240,229 2.40
10/31/21 316,500 283,145 1,088,900 283,145 1,159,400 283,145 2.83
10/31/20 143,500 280,550 958,000 280,550 1,290,300 280,550 2.81
10/31/19 — — 958,000 282,066 1,290,300 282,066 2.82
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not include any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding
(if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by
100,000.
(c) Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d) NEA’s Series D MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share.  The asset coverage per $1,000 share for NEA’s Series D MFP Shares were as follows:
(e) Includes all preferred shares presented for the Fund.
(f) Unaudited.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds' Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18( i ) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Funds' Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On
February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,
Fund
Gross
Custodian Fee
Credits
NAD
$ 108,846
NEA
113,749

evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,976,063,527 $ 104,793 $ 4,976,168,320
Investment Companies 404,346 – – 404,346
Short-Term Investments:
Municipal Bonds – 15,635,000 – 15,635,000
Total $ 404,346 $ 4,991,698,527 $ 104,793 $ 4,992,207,666
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,047,963,247 $ 158,145 $ 6,048,121,392
Short-Term Investments:
Municipal Bonds – 39,140,000 – 39,140,000
Total $ – $ 6,087,103,247 $ 158,145 $ 6,087,261,392

Notes to Financial Statements
(Unaudited) (continued)
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAD
$ 308,100,000 $ — $ 308,100,000
NEA
141,035,000 8,070,000 149,105,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAD
$ 109,277,315 3.07%
NEA
77,225,151 3.55

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAD
$ 308,100,000 $ — $ 308,100,000
NEA
141,035,000 8,070,000 149,105,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NAD
$ 552,600,707 $ 447,602,795
NEA
339,611,067 333,018,264

Notes to Financial Statements
(Unaudited) (continued)
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred
(“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $727,285,909 and $172,935,482 of AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows, were as follows:
\
Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
NEA
Six Months
Ended
4/30/24
Year Ended
10/31/23
Common Shares:
Repurchased and retired through tender offer — 45,000
Total — 45,000
Weighted average common share:
Price per share repurchased and retired $– $9.88
Discount per share repurchased and retired –% (17.23)%
Fund Series
Shares
Outstanding
Liquidation
Preference
NAD 2028 3,370 $337,000,000
2028-1 2,085 $208,500,000
2028-2 1,820 $182,000,000
NEA 2028-1 1,730 $173,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAD 360-day 2028 December 1, 2028* November 30, 2019
360-day 2028-1 December 1, 2028* November 30, 2019
360-day 2028-2 December 1, 2028* November 30, 2019
NEA 360-day 2028-1 December 1, 2028* December 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 735,494,505 4.36%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NEA’s
Series D) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NEA
$ 174,901,099 4.28%

Notes to Financial Statements
(Unaudited) (continued)
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with each Fund's offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares and are recognized as a component of MFP Shares, Net on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NAD and NEA had $505,396,677 and $962,178,476 of MFP Shares at liquidation preference, net of deferred available offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows.
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAD and NEA had $503,719,279 and $1,154,942,008 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NAD A 4,338 $433,800,000 January 3, 2028 VRM January 3, 2028*
B 720 $72,000,000 September 1, 2047 VRM December 1, 2024
NEA A 1,350 $135,000,000 February 3, 2048 VRM February 3, 2048*
B 2,600 $260,000,000 March 2, 2028 VRM March 2, 2028*
C 2,380 $238,000,000 March 2, 2028 VRDM March 2, 2028*
D 330,900 $330,900,000 March 1, 2029 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 642,463,736 4.54%
NEA
1,045,371,429 4.11
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate
Period Expiration Maturity
NAD 1 2,368 0.10% $236,800,000 N/A September 11, 2026
2 2,675 0.10% $267,500,000 N/A September 11, 2026
NEA 1 2,190 0.10% $219,000,000 N/A June 1, 2040
3 3,509 0.05% $350,900,000 N/A March 1, 2040
4 4,895 0.10% $489,500,000 N/A September 11, 2026
5 1,000 0.10% $100,000,000 N/A October 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAD
$ 509,841,758 3.57%
NEA
1,172,140,659 3.55
Year Ended
October 31, 2023
NEA Series Shares Amount
AMTP Shares noticed for redemption 2028 (1,435) $(143,500,000)
Six Months Ended
April 30, 2024
NAD Series Shares Amount
MFP Shares redeemed A (1732) $(173,200,000)
NEA Series Shares Amount
MFP Shares redeemed B (250) $(25,000,000)
Six Months Ended
April 30, 2024
NEA Series Shares Amount
MFP Shares noticed for redemption* B (500) $(50,000,000)
*Cash irrevocably deposited for payment of preferred shares noticed for redemption included in "Cash held in escrow for preferred shares noticed for redemption", on the Statements of Assets and Liabilities.
Year Ended
October 31, 2023
NAD Series Shares Amount
VRDP Shares noticed for redemption 3 (1,277) $(127,700,000)

Notes to Financial Statements
(Unaudited) (continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAD
$ 4,643,340,492 $ 112,641,393 $ (71,874,153) $ 40,767,240
NEA
5,915,987,346 146,533,634 (116,295,146) 30,238,488
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAD
$ 5,068,906 $ 103,948 $ — $ (291,425,944) $ (249,286,582) $ — $ (8,869,377) $ (544,409,049)
NEA
— 4,217 — (363,992,205) (300,820,463) — (10,464,734) (675,273,185)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on October 2, 2023 and paid on November 1, 2023.
Fund
Short-Term Long-Term Total
NAD
1
$ 137,780,533 $ 111,506,049 $ 249,286,582
NEA
1
155,077,579 145,742,884 300,820,463
1
A portion of NAD's and NEA's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2024, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAD
0.1604%
NEA
0.1604%
Fund
Purchases Sales
Realized
Gain (Loss)
NAD
$ 50,701,297 $ 44,544,882 $ (2,181,303)
NEA
69,228,492 60,722,169 (2,494,918)

Notes to Financial Statements
(Unaudited) (continued)
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an
Fund
Maximum
Outstanding
Balance
NAD
$ 11,576,423
NEA
12,406,589
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAD
8 $ 9,556,350 6.53%
NEA
8 12,037,052 6.53

inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Subsequent Events
Preferred Shares
: During May 2024, NEA redeemed 500 of Series B MFP Shares ($50,000,000 liquidation preference).
Management Fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily managed assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each
Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Quality Municipal Income Fund (NAD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund's potential return and its risks; there is no guarantee a fund's leverage strategy will be successful. These and other risk considerations such as inverse floater and tax risk are described in more detail on the
Fund’s web page at www.nuveen.com/NEA.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAD NEA
Common shares repurchased 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management
Agreement Approval Process
(Unaudited)

Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management
Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund.
Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset
Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not
“interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members
considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its
February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Quality Municipal Income Fund (the “Quality Municipal Income Fund”), the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended December 31, 2023, the
Fund outperformed its blended benchmark for the one-year period ended December 31, 2023 and ranked in the third quartile of its
Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its blended benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen AMT-Free Quality Municipal Income Fund (the “AMT-Free Quality Municipal Income Fund”), the Board considered that although the Fund’s performance was below the performance of its blended benchmark for the three- and five-year periods ended
December 31, 2023, the Fund outperformed its blended benchmark for the one-year period ended December 31, 2023 and ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended
December 31, 2023. Further, although the Fund’s performance was below the performance of its blended benchmark for the one-, three-
and five-year periods ended March 31, 2024 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March 31, 2024, the Fund ranked in the second quartile for the five-year period ended March 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the
Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board
Members reviewed the methodology Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-
related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-
adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The
Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the
Sub-Adviser is the responsibility of NFAL, not the Funds.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For the Quality Municipal Income Fund, the Fund’s contractual management fee rate and actual management fee rate were generally in-line with the Expense Universe median, and the net total expense ratio was below the Expense Universe median.
For the AMT-Free Quality Municipal Income Fund, the Fund’s contractual management fee rate and actual management fee rate were generally in-line with the Expense Universe median, and the net total expense ratio was below the Expense Universe median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the
Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”)
for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds
(excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.
The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board
Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0424P 3614418-INV-B-06/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable to this filing.

(a)(2) Not applicable to this filing.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b)	As of the date of filing, Christopher Drahn retired and no longer serves as Portfolio Manager for the Nuveen AMT-Free Quality Municipal Income Fund effective April 1, 2024.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attachedhereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 ofTitle 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject tothe liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it byreference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 2, 2024